NUVEEN Exchange-Traded Funds
APRIL 30, 1998

           Semiannual Report

DEPENDABLE, TAX-FREE INCOME TO HELP YOU KEEP MORE OF WHAT YOU EARN.

NQI
Insured Quality

NIO
Insured Opportunity

NIF
Premier Insured Income

NPX
Insured Premium Income 2

Photo of: People walking along the beach.

Highlights
As of April 30, 1998

   Contents
 1 Dear Shareholder
 3 Portfolio Manager Roundtable
 5 NQI Performance Overview
 6 NIO Performance Overview
 7 NIF Performance Overview
 8 NPX Performance Overview
 9 Portfolio of Investments
37 Statement of Net Assets
38 Statement of Operations
39 Statement of Changes in Net Assets
41 Notes to Financial Statements
46 Financial Highlights
48 Building Better Portfolios
49 Fund Information

================================================================================
Credit Quality       Performance Highlights
Nuveen Insured Quality Municipal Fund, Inc. (NQI)
  o Steady dividend for 9 consecutive months
  o Taxable equivalent yield of 8.96% for investors in the 31% federal income tax bracket
  o Taxable equivalent total return on share price of 12.39% for investors in the 31% federal income tax bracket

Pie Chart:
Insured                       76%
U.S. Guaranteed               24%

Nuveen Insured Municipal Opportunity Fund, Inc. (NIO)
  o Steady dividend for 45 consecutive months
  o Taxable equivalent yield of 8.68% for investors in the 31% federal income tax bracket
  o Taxable equivalent total return on share price of 14.10% for investors in the 31% federal income tax bracket

Pie Chart:
Insured                       67%
U.S. Guaranteed               33%


Nuveen Premier Insured Municipal Income Fund, Inc. (NIF)
  o Steady dividend for 63 consecutive months
  o Taxable equivalent yield of 8.68% for investors in the 31% federal income tax bracket
  o Taxable equivalent total return on share price of 14.48% for investors in the 31% federal income tax bracket

Pie Chart:
Insured                       61%
U.S. Guaranteed               39%


Nuveen Insured Premium Income Municipal Fund 2 (NPX)
  o Steady dividend for 18 consecutive months
  o Significantly outperformed Lehman Brothers
    Municipal Bond Index *
  o Taxable equivalent yield of 8.33% for investors in the 31% federal income tax bracket

Pie Chart:
Insured                       81%
U.S. Guaranteed               19%


================================================================================
A New Benefit for Nuveen Exchange-Traded Fund Shareholders
The benefits of your Nuveen Exchange-Traded Fund just got better. Now investors with at least $50,000 in Nuveen holdings - including Exchange-Traded Funds are eligible for a reduction in the sales charge on purchases of Class A shares of any Nuveen Mutual Fund.

This program is available for any of Nuveen's collection of Premier AdviserSM equity and municipal bond investments. Now you can diversify your portfolio with the quality investments you count on from Nuveen and the benefit of reduced rates.

For more information, contact your financial adviser and ask for a prospectus. Or call Nuveen Investor Services at (800) 257-8787. Please read it carefully before you invest.



* The Lehman Municipal Bond Index is an unleveraged index comprised of more than 42,000 separate issues.

Blow-in copy:
NOW MAY BE THE TIME TO INVEST IN EUROPE
Europe's strong stock markets and continuing economic development are creating exceptional opportunities for investors around the world. Now may be the time to move some of your portfolio into European companies by investing in the Nuveen European Value Fund.

The Nuveen European Value Fund seeks to invest in a portfolio of quality, currently undervalued European companies that offer the potential for significant price appreciation. The fund's overall management is provided by Nuveen, with Institutional Capital Corporation -- Nuveen's Premier Adviser(sm) for value investing -- serving as portfolio manager.

Diversifying your portfolio with investments in European stocks can provide the potential for enhanced returns and reduced risk. As a Nuveen investor, you may be eligible for a reduced sales charge based on the amount of your current Nuveen holdings.

Investing overseas may present some special risks, and is not for everyone. To determine if the European Value Fund would help you build a better portfolio, talk with your financial adviser and ask for a prospectus, which details all fees and expenses. A prospectus is also available from Nuveen by calling
(800) 621-7227. Please read it carefully before you invest.

(See other side for a Nuveen product listing)


NUVEEN INVESTMENTS CAN HELP
YOU SUSTAIN THE WEALTH OF A LIFETIME

MUTUAL FUNDS
Nuveen European Value Fund
Nuveen Rittenhouse Growth Fund
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund
National Municipal Bond Funds
State-Specific Municipal Bond Funds

UNIT TRUSTS
Equity
Corporate Bond
Municipal Bond

EXCHANGE-TRADED FUNDS
MUNI PREFFERED(R)
PRIVATE ASSET MANAGEMENT

Photo of: Timothy R. Schwertfeger
  Chairman of the Board

Sidebar text: Wealth takes a lifetime to build. Once achieved, it should be preserved.

Mountain Chart:
Bond Buyer 40
4/30/97        5.89
5/31/97        5.74
6/30/97        5.69
7/31/97        5.4
8/31/97        5.55
9/30/97        5.47
10/31/97       5.4
11/30/97       5.36
12/31/97       5.26
1/31/98        5.19
2/28/98        5.24
3/31/98        5.27
4/30/98        5.39

Dear Shareholder
I'm pleased to report that over the past 12 months, the Nuveen national insured exchange-traded funds continued to perform well and meet their objectives of providing attractive income and after-tax total returns. As of April 30, 1998, shareholders were receiving annual current market yields that ranged from 5.75% to 6.18%. To match these yields, investors in the 31% federal income tax bracket would have to earn between 8.33% and 8.96% on taxable alternatives.

The declining interest rate environment over the past year had a significant impact on the funds' performance. As you can see on the chart below, the yield on the Bond Buyer 40, a representation of the long-term municipal bond market, fell from 5.89% to 5.39% during the year. The decline had an impact on the income level of NQI and its divid end was reduced slightly during the year. As interest rates declined, higher-yielding bonds that were called or sold from the portfolio had to be replaced with bonds paying today's lower interest rates. As a result, the fund's dividend had to be reduced to compensate for the lower levels of income being earned by the portfolios. However, the other three funds covered in this report (NIO, NIF and NPX) continued to generate steady dividends, ranging from 18-63 months without a dividend adjustment. In view of the declining interest rate environment, this tra ck rec ord of steady dividends remains impressive.

The decline in interest rates also led to many portfolio holdings appreciating in value during the period. Many of the bonds in the portfolios have higher coupon rates than are available in today's market, and the value of those bonds increased as rates trended downward. The price appreciation resulting from this and other factors led to the funds' strong total returns over the year, including the outstanding total return on net asset value of 11.32% generated by NPX.


The Economy in Review
The past 12 months were noteworthy for the ongoing performance of the equity markets, which continued to exhibit remarkable strength. Fixed-income investments also enjoyed bullish performance, as declining interest rates and low inflation provided the ideal backdrop for a bond market rally. Much of the decline in interest rates resulted from expectations that the financial problems of Asia would restrain the prices of imported goods and reduce foreign demand for U.S. products and services, thereby keeping inflation at moderate levels. These inflation expectations were largely fulfilled, as the Consumer Price Index rose only 1.4% for the 12 months ended April 1998, remaining at one of its lowest levels in more than 30 years.

In coming months, we will continue to watch closely several key factors that are likely to affect the future of the economy, including demand for goods and services, changes in U.S. production capacity, the availability of qualified employees, and stability of the money supply. While it is still too early for the full impact of Asia's financial difficulties to show up in U.S. economic statistics, the potential long-term effect of this crisis on American markets is of special concern. We expect that the development of these factors will continue to influence the tone of the fixed-income markets during the remainder of the year.


Building Better Portfolios
As economic events unfold, we believe that many investors will find diversification to be an increasingly important investment strategy. An appropriately diversified portfolio that is invested in a variety of asset classes that each react differently to changes in the economic environment can help cushion your portfolio against risk.

Many investors select Nuveen's exchange-traded funds because their emphasis on dependable tax-free income and attractive after-tax returns makes them ideal for building and maintaining long-term financial security. These funds can work together with other Nuveen investments to create the foundation of a diversified, well-balanced portfolio. Recent studies by Nuveen Research have demonstrated that balanced portfolios combining municipal bonds and stocks provided superior after-tax returns and lower levels of risk compared with blends of stocks and taxable bonds. You and your financial adviser may want to consider combining your Nuveen municipal bond fund with an investment in the new Nuveen European Value Fund, an equity mutual fund that offers a portfolio of quality European company stocks for investors seeking long-term growth and international diversification. This fund is just one of an ever-expanding range of Nuveen products and services designed to help investors achieve diversification while building a tax-efficient, risk-sensitive investment portfolio. If you'd like to learn more about the Nuveen European Value Fund or any of our other investments, contact your financial adviser or call Nuveen Investor Services for a prospectus at (800) 621-7227. Please read it carefully before you invest.

When seeking quality investment solutions that withstand the test of time, we hope that you continue to think of John Nuveen & Co. On behalf of everyone at Nuveen, I thank you for your continued confidence in us and our family of investments.

Sincerely,



TIMOTHY R. SCHWERTFEGER
Chairman of the Board

June 15, 1998



Sidebar text: Nuveen offers an ever-expanding range of products designed to help investors build a diversified, tax-efficient portfolio.

Nuveen Exchange-Traded Funds

Portfolio Manager Roundtable
Tom Futrell, Steve Krupa, and Tom O'Shaughnessy, portfolio managers of the Nuveen insured exchange-traded funds, review the past year in the municipal market and talk about fund performance and opportunities to find value.



What factors influenced the performance of municipal bonds over the past year? Over the past 12 months, we have enjoyed a bull market in fixed-income investments, including municipal bonds. Bond prices rose as interest rates continued to drop and inflation remained at 30-year lows. Although still strong, the performance of the municipal market was moderated by the effect of heavy supply, as the lower rate environment stimulated a substantial increase in new issuance as well as refinancing of existing bonds. The first quarter of 1998 saw $68 billion of new municipal issuance, up 70% from the same period in 1997.

The flood of new issues continued in recent weeks with May's long-awaited sale of the first segment of Long Island (New York) Power Authority's $7 billion offering, the largest issuance in municipal bond history. The publicity surrounding this issue brought an unusual level of attention to the municipal market and served to stimulate additional interest in municipal bonds.

How did the funds perform in this environment?
For the year ended April 30, 1998, the Nuveen national insured funds posted total returns on net asset value that ranged from 9.27% to 11.32%, equivalent to taxable returns of 12.10% to 13.92% for investors in the 31% federal income tax bracket. The total returns compare with the unleveraged Lehman Brothers Insured Municipal Bond Index's annual return of 9.67%. While three of the funds in this report performed closely in line with the Lehman index, the structure of the Nuveen Insured Premium Income Municipal Fund 2 (NPX)-including lower coupons and superior call protection-in conjunction with the current market environment enabled this fund to outperform the index by 165 basis points.

In addition, the fund's inception date played a role in its outstanding performance. NPX was assembled in July 1993, while the other three funds have inception dates between December 1990 and December 1991. Since bond calls usually start eight to ten years after a fund's inception, the first three funds have already seen these calls begin to affect their income levels, while NPX continues to enjoy a more steady income.

Income
These funds have established impressive track records of competitive yields despite the steady decline of interest rates over the past year. We will continue to work toward maintaining good call protection in the portfolios, which will help ensure steady income. However, when a bond is called, sold, or reaches its maturity date, we must replace it with a bond paying a current coupon rate. As long as we remain in a lower rate environment, these transactions could affect the income levels of our funds. Among the funds in this report, NPX was unique in its ability to use tax-loss carryforwards to offset taxable gains, allowing the fund to participate in more active trading and still maintain its current level of income.

Price Appreciation
Two major factors impacted the growth in price appreciation over the past year:

o Declining interest rates: Because these funds were assembled in the higher interest rate environment of the late 1980s and early 1990s, their underlying bonds appreciated in value as rates fell. The coupon rates of these bonds are also higher than those available in the current market, making the income level offered by these funds more attractive.

o Pre-refundings: Declining interest rates also meant an increased number of pre-refundings. In a pre-refunding, a bond issue is essentially repaid early and becomes secured by U.S. government or agency securities until it can be called by the issuer. When bonds are pre-refunded and backed by Treasury securities, their credit quality improves, resulting in price appreciation. These funds have large percentages of pre-refunded bonds, which led to additional price appreciation.

Where did you find value in the current market?
The heavy supply of new issues played a large role in our ability to find value investing opportunities over the past year. The growing new issue supply forced issuers and underwriters to customize the structure of new deals by including attractive features such as above-market yields, flexible pricing and special call provisions. This created several opportunities, especially in undervalued areas such as FHA-insured hospitals and housing bonds. Heavy volume also enabled us to purchase bonds with favorable structures at attractive prices in smaller states such as Arkansas, Kentucky, Michigan and Ohio.

Backed by Nuveen Research, we also took advantage of the opportunities presented by deregulation to select bonds in the health care and electric utilities sectors that offered both value and strong appreciation potential.

What are your key strategies for the future?
In the coming year, we will continue to work toward improving the general structure of the funds through diversifying call risk and incrementally increasing portfolio duration. With NPX, we plan to continue to take advantage of earlier tax losses to sell premium bonds without incurring taxable capital gains for our shareholders.

Our focus remains on selecting undervalued securities that provide attractive income and the opportunity for price appreciation. The research-intensive bond selection process in which Nuveen excels will help us identify those issues that are well prepared to thrive in the current environment.

Nuveen Insured Quality Municipal Fund, Inc.
Performance Overview
As of April 30, 1998

NQI



Portfolio Statistics
==================================================

Inception Date                               12/90
--------------------------------------------------
Share Price                                15 7/16
--------------------------------------------------
Net Asset Value                             $15.60
--------------------------------------------------
Current Market Yield                         6.18%
--------------------------------------------------
Taxable Equivalent Yield(1)                  8.96%
--------------------------------------------------
Fund Net Assets ($000)                    $847,263
--------------------------------------------------
Average Weighted Maturity (Years)            23.56
--------------------------------------------------
Leverage-Adjusted Duration (Years)            8.58
==================================================
Annualized Total Return
                      On Share Price        On NAV
--------------------------------------------------

1-Year                         9.43%         9.53%
--------------------------------------------------
3-Year                         8.42%         7.89%
--------------------------------------------------
5-Year                         5.39%         6.38%
--------------------------------------------------
Since Inception                7.36%         8.54%
==================================================
Taxable Equivalent Total Return(2)
                      On Share Price        On NAV
--------------------------------------------------

1-Year                        12.39%        12.47%
--------------------------------------------------
3-Year                        11.46%        10.88%
--------------------------------------------------
5-Year                         8.49%         9.45%
--------------------------------------------------
Since Inception               10.43%        11.64%
==================================================
Top 5 Sectors
U.S. Guaranteed                                24%
--------------------------------------------------
Health Care                                    21%
--------------------------------------------------
Utilities                                      15%
--------------------------------------------------
Housing (Single-Family)                        14%
--------------------------------------------------
Tax Obligation (Limited)                        8%
--------------------------------------------------


1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on current market yield and a federal income tax rate of 31%.
2 Taxable equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.
3 The fund also paid shareholders taxable distributions in December of $0.0100 per share.

Bar Chart:
1997-1998 Monthly Tax-Free Dividends(3)
5/97                                    0.082
6/97                                    0.082
7/97                                    0.082
8/97                                   0.0795
9/97                                   0.0795
10/97                                   .0795
11/97                                  0.0795
12/97                                  0.0795
1/98                                   0.0795
2/98                                   0.0795
3/98                                   0.0795
4/98                                   0.0795

Nuveen Insured Municipal Opportunity Fund, Inc.
Performance Overview
As of April 30, 1998

NIO

Portfolio Statistics
==================================================
Portfolio Statistics
Inception Date                                9/91
--------------------------------------------------
Share Price                               15 15/16
--------------------------------------------------
Net Asset Value                             $15.68
--------------------------------------------------
Current Market Yield                         6.17%
--------------------------------------------------
Taxable Equivalent Yield(1)                  8.94%
--------------------------------------------------
Fund Net Assets ($000)                  $1,858,684
--------------------------------------------------
Average Weighted Maturity (Years)            22.69
--------------------------------------------------
Leverage-Adjusted Duration (Years)            7.95
==================================================
Annualized Total Return
                      On Share Price        On NAV
--------------------------------------------------

1-Year                        11.11%         9.49%
--------------------------------------------------
3-Year                        11.15%         8.44%
--------------------------------------------------
5-Year                         7.87%         6.93%
--------------------------------------------------
Since Inception                7.68%         8.38%
==================================================
Taxable Equivalent Total Return(2)
                      On Share Price        On NAV
--------------------------------------------------

1-Year                        14.10%        12.48%
--------------------------------------------------
3-Year                        14.24%        11.46%
--------------------------------------------------
5-Year                        11.00%         9.98%
--------------------------------------------------
Since Inception               10.70%        11.37%
==================================================
Top 5 Sectors
U.S. Guaranteed                                33%
--------------------------------------------------
Utilities                                      15%
--------------------------------------------------
Health Care                                    15%
--------------------------------------------------
Housing (Single-Family)                        13%
--------------------------------------------------
Tax Obligation (Limited)                        6%
--------------------------------------------------


1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.
  It is based on current market yield and a federal income tax rate of 31%.
2 Taxable equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Bar Chart:
1997-1998 Monthly Tax-Free Dividends
5/97                                    0.082
6/97                                    0.082
7/97                                    0.082
8/97                                    0.082
9/97                                    0.082
10/97                                   0.082
11/97                                   0.082
12/97                                   0.082
1/98                                    0.082
2/98                                    0.082
3/98                                    0.082
4/98                                    0.082

Nuveen Premier Insured Municipal Income Fund, Inc.
Performance Overview
As of April 30, 1998

NIF

Portfolio Statistics
==================================================
Inception Date                               12/91
--------------------------------------------------
Share Price                                 15 5/8
--------------------------------------------------
Net Asset Value                             $15.74
--------------------------------------------------
Current Market Yield                         5.99%
--------------------------------------------------
Taxable Equivalent Yield(1)                  8.68%
--------------------------------------------------
Fund Net Assets ($000)                    $442,018
--------------------------------------------------
Average Weighted Maturity (Years)            19.73
--------------------------------------------------
Leverage-Adjusted Duration (Years)            8.25
==================================================
Annualized Total Return
                      On Share Price        On NAV
--------------------------------------------------

1-Year                        11.57%         9.27%
--------------------------------------------------
3-Year                        11.03%         7.98%
--------------------------------------------------
5-Year                         7.10%         6.84%
--------------------------------------------------
Since Inception                7.02%         8.09%
==================================================
Taxable Equivalent Total Return(2)
                      On Share Price        On NAV
--------------------------------------------------

1-Year                        14.48%        12.10%
--------------------------------------------------
3-Year                        14.04%        10.83%
--------------------------------------------------
5-Year                        10.13%         9.74%
--------------------------------------------------
Since Inception                9.92%        10.92%
==================================================
Top 5 Sectors
U.S. Guaranteed                                39%
--------------------------------------------------
Utilities                                      16%
--------------------------------------------------
Health Care                                    13%
--------------------------------------------------
Tax Obligation (Limited)                       10%
--------------------------------------------------
Housing (Multifamily)                           6%
--------------------------------------------------




1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on current market yield and a federal income tax rate of 31%.
2 Taxable equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.
3 The fund also paid shareholders taxable distributions in December of $0.0211 per share.

Bar Chart:
1997-1998 Monthly Tax-Free Dividends(3)
5/97                                    0.078
6/97                                    0.078
7/97                                    0.078
8/97                                    0.078
9/97                                    0.078
10/97                                   0.078
11/97                                   0.078
12/97                                   0.078
1/98                                    0.078
2/98                                    0.078
3/98                                    0.078
4/98                                    0.078

Nuveen Insured Premium Income Municipal Fund 2
Performance Overview
As of April 30, 1998

NPX



Portfolio Statistics
==================================================

Inception Date                                7/93
--------------------------------------------------
Share Price                                 12 5/8
--------------------------------------------------
Net Asset Value                             $13.61
--------------------------------------------------
Current Market Yield                         5.75%
--------------------------------------------------
Taxable Equivalent Yield(1)                  8.33%
--------------------------------------------------
Fund Net Assets ($000)                    $775,800
--------------------------------------------------
Average Weighted Maturity (Years)            17.57
--------------------------------------------------
Leverage-Adjusted Duration (Years)            8.66
==================================================
Annualized Total Return
                      On Share Price        On NAV
--------------------------------------------------

1-Year                        15.02%        11.32%
--------------------------------------------------
3-Year                        12.54%         9.72%
--------------------------------------------------
Since Inception                2.42%         4.99%
==================================================
Taxable Equivalent Total Return(2)
                      On Share Price        On NAV
--------------------------------------------------

1-Year                        17.90%        13.92%
--------------------------------------------------
3-Year                        15.54%        12.38%
--------------------------------------------------
Since Inception                5.19%         7.55%
==================================================
Top 5 Sectors
Tax Obligation (General)                       20%
--------------------------------------------------
U.S. Guaranteed                                19%
--------------------------------------------------
Utilities                                      15%
--------------------------------------------------
Tax Obligation (Limited)                       11%
--------------------------------------------------
Housing (Multifamily)                          10%
--------------------------------------------------




1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on current market yield and a federal income tax rate of 31%.
2 Taxable equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.
3 The fund also paid shareholders taxable distributions in December of $0.0063 per share.

Bar Chart:
1997-1998 Monthly Tax-Free Dividends(3)
5/97                                   0.0605
6/97                                   0.0605
7/97                                   0.0605
8/97                                   0.0605
9/97                                   0.0605
10/97                                  0.0605
11/97                                  0.0605
12/97                                  0.0605
1/98                                   0.0605
2/98                                   0.0605
3/98                                   0.0605
4/98                                   0.0605

                            Portfolio of Investments
                            NUVEEN INSURED QUALITY MUNICIPAL FUND, INC. (NQI)
                            April 30, 1998
                            (Unaudited)





   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Alabama - 1.0%

$   8,500,000   The Special Care Facilities Financing Authority of the City of Birmingham-Medical Center East,
                 Health Care Facility Revenue Refunding Bonds, Medical Center East, Series 1986 (Birmingham,
                 Alabama), 7.250%, 7/01/15                                                   5/98 at 101        Aaa    $   8,544,540


------------------------------------------------------------------------------------------------------------------------------------
                Alaska - 0.6%

    5,000,000   Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1989,
                 7.125%, 6/01/06                                                             6/99 at 102        Aaa        5,261,800


------------------------------------------------------------------------------------------------------------------------------------
                Arizona - 5.2%

    5,000,000   City of Phoenix, (Arizona), Civic Improvement Corporation, Wastewater System Lease Revenue
                 Bonds, Series 1993, 6.125%, 7/01/23 (Pre-refunded to 7/01/03)               7/03 at 102        AAA        5,480,500

   10,000,000   Industrial Development Authority of The County of Pima (Arizona), Health Care System Revenue
                 Bonds, Carondelet Health Services, Inc., St. Joseph's and St. Mary's Hospitals and Health Centers
                 Issue, Series 1991, 6.750%, 7/01/16                                         7/01 at 102        Aaa       10,805,900

   10,000,000   Business Development Finance Corporation, Tucson (Arizona), Local Development Lease Revenue
                 Refunding Bonds, Series 1992, 6.250%, 7/01/08                               7/02 at 102        Aaa       10,843,800

   15,250,000   City of Tucson, Arizona, Water System Revenue Bonds, Series 1991, 7.100%, 7/01/18
                 (Pre-refunded to 7/01/01)                                                   7/01 at 102        Aaa       16,798,943


------------------------------------------------------------------------------------------------------------------------------------
                Arkansas - 2.3%

    9,450,000   Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, 1995 Series B
                 (Mortgage-Backed Securities Program), 6.700%, 7/01/27
                 (Alternative Minimum Tax)                                                   7/05 at 102        AAA       10,123,596

                Pope County, Arkansas, Solid Waste Disposal Revenue Bonds,
                Series 1991 (Arkansas Power and Light Company Project):
    6,400,000    8.000%, 1/01/21 (Alternative Minimum Tax)                                   1/01 at 102        BBB        6,996,352
    2,250,000    8.000%, 1/01/21 (Alternative Minimum Tax)                                   1/01 at 102        Aaa        2,468,993


------------------------------------------------------------------------------------------------------------------------------------
                California - 10.5%

   11,000,000   California Health Facilities Financing Authority, Insured Revenue Bonds (Sutter Health),
                 Series 1998A, 5.000%, 8/15/37                                               8/08 at 101        Aaa       10,301,610

                California Housing Finance Agency Home Mortgage Revenue Bonds, 1997 Series E:
    3,000,000    5.650%, 8/01/17 (Alternative Minimum Tax)                                   8/07 at 102        Aaa        3,098,160
   14,075,000    5.750%, 2/01/29 (Alternative Minimum Tax)                                   8/07 at 102        Aaa       14,509,073

    5,500,000   California Statewide Communities Development Authority, Certificates of Participation, The Salk Institute
                 For Biological Studies, San Diego, California, 6.200%, 7/01/24              7/04 at 102        AAA        5,967,060

    9,830,000   Certificates of Participation (1991 Financing Project), County of Alameda, California, Alameda County
                 Public Facilities Corporation, 6.000%, 9/01/21                              9/06 at 102        Aaa       10,476,912

   12,695,000   Antioch Area Public Facilities Financing Agency, Community Facilities District No. 1989-1,
                 Series 1993 Special Tax Bonds, 5.000%, 8/01/18                              8/02 at 102        Aaa       12,254,991

    5,000,000   Inland Empire Solid Waste Financing Authority, Revenue Bonds, 1996 Series B (Landfill
                 Improvement Financing Project), 6.000%, 8/01/16
                 (Alternative Minimum Tax)                                                   8/06 at 102        Aaa        5,302,050

   11,270,000   Los Angeles County Metropolitan Transportation Authority (California), Proposition A,
                 Sales Tax Revenue Refunding Bonds, Series 1993-A, 5.000%, 7/01/21           7/03 at 100        Aaa       10,806,578

    6,910,000   Ontario Development Financing Authority (San Bernardino County, California), 1993 Revenue Bonds
                 (Ontario Redevelopment Project No. 1), 5.850%, 8/01/22                      8/03 at 102        Aaa        7,277,888

    8,500,000   Airports Commission, City and County of San Francisco, California, San Francisco International
                 Airport, Second Series Revenue Bonds, Issue 11 (Noise Insulation Program),
                 6.250%, 5/01/26 (Alternative Minimum Tax)                                   5/05 at 101        Aaa        9,066,780

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Colorado - 3.9%

                Colorado Health Facilities Authority, Insured Hospital Revenue
                Bonds (PSL Healthcare System Project) Series 1991A:
$   5,000,000    7.250%, 2/15/16 (Pre-refunded to 2/15/01)                                   2/01 at 102        Aaa    $   5,480,800
    4,500,000    6.250%, 2/15/21 (Pre-refunded to 2/15/01)                                   2/01 at 102        Aaa        4,817,970

    8,500,000   Sisters of Charity of Leavenworth, Health Services Corporation, Colorado Health Facilities
                 Authority Revenue Bonds, Series 1998, 5.000%, 12/01/25                      6/08 at 101        Aaa        8,073,130

    1,935,000   Adams County, Colorado, Single Family Revenue Refunding Bonds,
                 1991 Series A-2, 8.700%, 6/01/12                                            6/01 at 103        Aaa        2,092,199

    5,630,000   Public Highway Authority, Arapahoe County, Colorado, Capital Improvement Trust Fund Highway
                 Revenue Bonds (E-470 Project), Vehicle Registration Fee Bonds,
                 6.150%, 8/31/26                                                             8/05 at 103        Aaa        6,169,804

      180,000   El Paso County, Colorado, Colorado Local Single Family Mortgage Revenue Bonds,
                 1990 Series A, 7.850%, 9/01/09 (Alternative Minimum Tax)                    9/00 at 102        AAA          188,237

    5,000,000   Jefferson County School District No. R-1 (Jefferson County, Colorado, General Obligation Bonds,
                 Series 1998A, 5.000%, 12/15/17                                             12/08 at 101        Aaa        4,847,700

    1,010,000   Jefferson County, Colorado, Single Family Revenue Refunding Bonds, Series 1991A,
                 8.875%, 10/01/13                                                            4/01 at 103        Aaa        1,078,488


------------------------------------------------------------------------------------------------------------------------------------
                District of Columbia - 1.3%

   10,000,000   District of Columbia (Washington, D.C.), General Obligation Bonds (Series 1990B),
                 7.500%, 6/01/10 (Pre-refunded to 6/01/00)                                   6/00 at 102        Aaa       10,850,500


------------------------------------------------------------------------------------------------------------------------------------
                Florida - 1.3%

   10,115,000   Florida Housing Finance Agency, Single Family Mortgage Revenue Bonds, 1994 Series B, 6.650%, 7/01/26
                 (Alternative Minimum Tax)                                                   7/04 at 102        Aaa       10,741,422


------------------------------------------------------------------------------------------------------------------------------------
                Hawaii - 2.8%

    6,130,000   Department of Budget and Finance of the State of Hawaii, Special Purpose Revenue Bonds
                 (Hawaiian Electric Company, Inc. and Subsidiaries Projects), Series 1992, 6.550%, 12/01/22
                 (Alternative Minimum Tax)                                                  12/02 at 103        Aaa        6,662,574

   16,180,000   Department of Budget and Finance of the State of Hawaii, Special Purpose Revenue Bonds
                 (Hawaii Electric Company, Inc. and Subsidiaries Projects), Series 1996A, 6.200%, 5/01/26
                 (Alternative Minimum Tax)                                                   5/06 at 101        Aaa       17,247,718


------------------------------------------------------------------------------------------------------------------------------------
                Illinois - 8.8%

   18,880,000   Illinois Health Facilities Authority, FHA Insured Mortgage Revenue Bonds, Series 1996
                 (Sinai Health System), 6.000%, 2/15/24                                      2/06 at 102        Aaa       19,892,534

    5,000,000   Central Lake County Joint Action Water Agency, Lake County, Illinois, Water Revenue Bonds,
                 Series 1991, 7.000%, 5/01/20 (Pre-refunded to 5/01/01)                      5/01 at 102        Aaa        5,473,150

   10,000,000   City of Chicago, General Obligation Bonds, Project Series 1995,
                 6.125%, 1/01/16                                                             7/05 at 102        Aaa       10,802,100

   10,000,000   Chicago School Reform Board of Trustees of the Board of Education of the City of Chicago, Illinois,
                 Unlimited Tax General Obligation Bonds (Dedicated Tax Revenues), Series 1997A,
                 5.250%, 12/01/30                                                           12/07 at 102        Aaa        9,681,400

    6,000,000   City of Chicago, Chicago-O'Hare International Airport, General Airport Second Lien Revenue
                 Refunding Bonds, 1994 Series A, 6.375%, 1/01/12                             1/05 at 102        Aaa        6,571,080

    6,280,000   Public Building Commission of Chicago (Illinois), Building Revenue Bonds, Series A of 1990
                 (Board of Education of the City of Chicago), 7.125%, 1/01/15                1/00 at 102        Aaa        6,677,775

    6,825,000   Public Building Commission of Chicago (Illinois) Building Revenue Bonds, Series A of 1993
                 (Board of Education of the City of Chicago), 5.750%, 12/01/18              12/03 at 102        Aaa        7,066,127

      355,000   City of Moline, Illinois, City of Rock Island, Illinois, City of Urbana, Illinois, Single Family
                 Mortgage Revenue Bonds (GNMA Mortgage-Backed Securities Program), Series 1990,
                 8.050%, 8/01/23 (Alternative Minimum Tax)                                   8/00 at 102        Aaa          372,228

    7,700,000   Board of Trustees of Southern Illinois University, Southern Illinois University Medical
                 Facilities System Revenue Bonds, Series 1997, 5.875%, 4/01/23               4/07 at 102        Aaa        8,115,415

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Indiana - 6.3%

$   9,050,000   Indiana Development Finance Authority, Environmental Revenue Bonds, Series 1993B
                 (PSI Energy, Inc.), 5.750%, 2/15/28 (Alternative Minimum Tax)               2/03 at 102        Aaa    $   9,222,131

    2,230,000   Indiana Housing Finance Authority, Residential Mortgage Bonds, 1988 Series R-A,
                 8.375%, 1/01/20 (Alternative Minimum Tax)                               1/99 at 102 1/2         Aa        2,305,329

    9,005,000   Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds (GNMA Collateralized
                 Home Mortgage Program), 1990 Series C, 7.800%, 1/01/22
                 (Alternative Minimum Tax)                                                   7/00 at 102        Aaa        9,425,534

    6,000,000   Jasper County, Indiana, Collateralized Pollution Control Refunding Revenue Bonds (Northern
                 Indiana Public Service Company Project), Series 1991, 7.100%, 7/01/17       7/01 at 102        Aaa        6,516,960

    9,645,000   Marion County Convention and Recreational Facilities Authority (Indiana), Excise Taxes Lease
                 Rental Revenue Bonds, Series 1991B, 7.000%, 6/01/21
                 (Pre-refunded to 6/01/01)                                                   6/01 at 102        Aaa       10,574,103

    4,230,000   City of Rockport, Indiana, Pollution Control Revenue Refunding Bonds (Indiana Michigan Power
                 Company Project), Series B, 7.600%, 3/01/16                                 3/01 at 102        Aaa        4,622,375

   10,000,000   Hospital Authority of St. Joseph County (Indiana), Fixed Rate Hospital Revenue Refunding Bonds,
                 Series 1991A (Memorial Hospital of South Bend Project), 7.000%, 8/15/20
                 (Pre-refunded to 8/15/01)                                                   8/01 at 102        Aaa       10,995,100


------------------------------------------------------------------------------------------------------------------------------------
                Iowa - 0.7%

    5,305,000   City of Mason City, Iowa, Hospital Revenue Bonds (Sisters of Mercy Health Corporation),
                 1991 Series L, 7.000%, 8/15/21 (Pre-refunded to 8/15/01)                    8/01 at 102        Aaa        5,839,797


------------------------------------------------------------------------------------------------------------------------------------
                Louisiana - 2.6%

    2,195,000   Louisiana Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1988, 8.300%, 11/01/20 (Alternative Minimum Tax)                    11/98 at 102        Aaa        2,262,628

   13,170,000   City of New Orleans, Louisiana, General Obligation Refunding Bonds, Series 1995,
                 6.200%, 10/01/21                                                           10/05 at 102        Aaa       14,307,098

    5,440,000   Orleans Levee District (A Political Subdivision of the State of Louisiana), Public Improvement Bonds,
                 Series 1986, 5.950%, 11/01/15                                              12/05 at 103        Aaa        5,786,909


------------------------------------------------------------------------------------------------------------------------------------
                Maine - 1.6%

   12,745,000   Maine State Housing Authority, Mortgage Purchase Bonds, 1991 Series A,
                 7.400%, 11/15/22                                                            5/01 at 102        Aaa       13,534,553


------------------------------------------------------------------------------------------------------------------------------------
                Massachusetts - 2.0%

    7,100,000   Massachusetts Housing Financing Agency, Single Family Housing Revenue Bonds, Series 12,
                 7.500%, 12/01/13                                                            6/99 at 102        Aaa        7,409,773

   10,000,000   Massachusetts Turnpike Authority Metropolitan Highway System Revenue Bonds, 1997 Series A
                 (Senior), 5.000%, 1/01/37                                                   1/07 at 102        Aaa        9,399,000


------------------------------------------------------------------------------------------------------------------------------------
                Michigan - 1.8%

   16,500,000   Michigan State Hospital Finance Authority Revenue and Refunding Bonds (St. John Health System),
                 Series 1998 A, 5.000%, 5/15/28                                              5/08 at 101        Aaa       15,523,860


------------------------------------------------------------------------------------------------------------------------------------
                Minnesota - 1.5%

   10,935,000   Minnesota/Saint Paul Housing Finance Board (Single Family Mortgage Revenue Bonds) (Minneapolis/
                 Saint Paul Family Housing Program, Phase VI), 8.300%, 8/01/21
                 (Alternative Minimum Tax)                                                   8/98 at 102        AAA       11,225,434

    1,622,000   City of St. Louis Park, Minnesota, Single Family Residential Mortgage Revenue Refunding
                 Bonds (GNMA Mortgage-Backed Securities Program), Series 1991-A,
                 7.250%, 4/20/23                                                             4/01 at 102        Aaa        1,708,599


------------------------------------------------------------------------------------------------------------------------------------
                Mississippi - 2.7%

    8,700,000   Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 1996C,
                 7.600%, 6/01/29 (Alternative Minimum Tax)                                   6/06 at 105        Aaa        9,834,828

    5,570,000   Mississippi Housing Finance Corporation, Single Family Mortgage Purchase Revenue Bonds, Series 1989
                 (GNMA Mortgage-Backed Securities Program), 8.250%, 10/15/18
                 (Alternative Minimum Tax)                                                  10/99 at 102        Aaa        5,862,091

    2,545,000   Harrison County, Wastewater Management District (Mississippi), Wastewater Treatment Facilities
                 Revenue Refunding Bonds, Series 1991A, 8.500%, 2/01/13                     No Opt. Call        Aaa        3,445,446

    2,715,000   Harrison County, Wastewater Management District (Mississippi), Wastewater Treatment Facilities
                 Revenue Refunding Bonds, Series 1991B, 7.750%, 2/01/14                     No Opt. Call        Aaa        3,490,730

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Missouri - 0.6%

$   5,000,000   St. Louis Municipal Finance Corporation, City Justice Center, Leasehold Revenue Improvement
                  Bonds, Series 1996A (City of St. Louis, Missouri, Lessee),
                  6.000%, 2/15/19                                                            2/06 at 102        Aaa    $   5,327,150


------------------------------------------------------------------------------------------------------------------------------------
                Nevada - 2.1%

    3,270,000   Clark County, Nevada, Industrial Development Revenue Bonds (Nevada Power Company Project),
                 Series 1990, 7.800%, 6/01/20 (Alternative Minimum Tax)                      6/00 at 102        Aaa        3,531,764

   13,185,000   Washoe County, Nevada, Hospital Refunding Revenue Bonds (Washoe Medical Center, Inc.
                 Project), Series 1994A, 6.000%, 6/01/19                                     6/04 at 102        Aaa       13,837,921


------------------------------------------------------------------------------------------------------------------------------------
                New Jersey - 0.5%

    3,750,000   New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Monmouth Medical
                 Center Issue, Series C, 6.250%, 7/01/24                                     7/04 at 102        Aaa        4,076,250


------------------------------------------------------------------------------------------------------------------------------------
                New Mexico - 2.6%

    3,850,000   New Mexico Mortgage Finance Authority, Multifamily Housing Refunding Revenue Bonds,
                 1990 Series A-Tax-exempt (Fannie Mae Collateralized), 7.625%, 1/01/24       1/01 at 102        AAA        4,125,699

    5,000,000   City of Albuquerque, New Mexico, Airport Revenue Bonds, Series 1995A, 6.600%, 7/01/16
                 (Alternative Minimum Tax)                                                   7/00 at 105        Aaa        5,430,350

    6,000,000   City of Farmington, New Mexico, Pollution Control Refunding Revenue Bonds (Southern California
                 Edison Company Four Corners Project), 1991 Series A, 7.200%, 4/01/21        4/01 at 102         A+        6,499,440

    5,750,000   City of Santa Fe, New Mexico, Revenue Bonds, Series 1994A, 6.300%, 6/01/24
                 (Pre-refunded to 6/01/04)                                                   6/04 at 100        Aaa        6,316,260


------------------------------------------------------------------------------------------------------------------------------------
                New York - 14.0%

    7,000,000   New York State Energy Research and Development Authority, Facilities Refunding Revenue
                 Bonds, Series 1995 (Consolidated Edison Company of New York,
                 Inc. Project), 6.100%, 8/15/20                                              7/05 at 102         A1        7,445,340

   11,950,000   New York State Finance Agency, Housing Project Mortgage Revenue Bonds, 1996 Series A Refunding,
                  6.125%, 11/01/20                                                           5/06 at 102        Aaa       12,881,025

   12,860,000   New York State Medical Care Facilities Agency, Hospital and Nursing Home Insured
                 Mortgage Revenue Bonds, 1989 Series A, 7.600%, 2/15/29                      2/99 at 102         AA       13,440,500

   20,250,000    New York State Medical Care Facilities Finance Agency, St
                 Luke's-Roosevelt Hospital Center FHA-Insured Mortgage Revenue
                 Bonds, 1989 Series B, 7.450%, 2/15/29 (Pre-refunded to 2/15/00)
                 2/00 at 102Aaa 21,799,733

   12,000,000    New York State Medical Care Facilities Finance Agency, New York
                 Hospital FHA-Insured Mortgage Revenue Bonds, 1994 Series A
                 (AMBAC Insured Series), 6.900%, 8/15/34
                 (Pre-refunded to 2/15/05)                                                   2/05 at 102        Aaa       13,832,640

    5,000,000   State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series MM-1,
                 7.950%, 10/01/21 (Alternative Minimum Tax)                                  2/01 at 102        Aa2        5,373,950

                The City of New York, General Obligation Bonds, Fiscal 1991 Series A:
    2,000,000    8.000%, 3/15/11                                                         3/00 at 101 1/2        Aaa        2,157,220
    6,000,000    7.250%, 3/15/19                                                         3/00 at 101 1/2        Aaa        6,389,280

   17,700,000   New York City Housing Development Corporation, Multi-Unit Mortgage Refunding Bonds (FHA Insured
                 Mortgage Loans), 1991 Series A, 7.250%, 6/01/19                             6/01 at 102        Aaa       18,887,316

   10,335,000   New York City, New York, Municipal Water Finance Authority, Water and Sewer System Revenue
                 Bonds, Fiscal 1996 Series A, 6.000%, 6/15/25 (Pre-refunded to 6/15/05)      6/05 at 101        Aaa       11,375,528

    5,000,000   New York City Transit Authority, Transit Facilities Revenue Bonds, Series 1990 (Livingston Plaza
                 Project), 7.500% 1/01/20 (Pre-refunded to 1/01/00)                          1/00 at 102        Aaa        5,375,200


------------------------------------------------------------------------------------------------------------------------------------
                North Dakota - 2.7%

   21,075,000   Mercer County, North Dakota, Pollution Control Refunding Revenue Bonds, Second 1995 Series
                 (Basin Electric Power Cooperative-Antelope Valley Unit 1 and
                 Common Facilities), 6.050%, 1/01/19                                         1/05 at 102        Aaa       22,416,424


------------------------------------------------------------------------------------------------------------------------------------
                Ohio - 0.6%

    5,000,000   County of Lucas, Ohio Hospital Improvement and Refunding Revenue Bonds, Series 1993
                 (The Toledo Hospital), 5.000%, 11/15/22                                    11/03 at 102        Aaa        4,749,200

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Oklahoma - 1.5%

$   1,540,000   Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, 1991 Series A,
                 7.200%, 3/03/11                                                             3/01 at 102        Aaa    $   1,625,393

    9,900,000   Pottawatomie County Development Authority, Water Revenue Bonds, Series 1990 (North Deer
                 Creek Reservoir Project), 7.375%, 7/01/26 (Pre-refunded to 7/01/00)         7/00 at 102        Aaa       10,748,034


------------------------------------------------------------------------------------------------------------------------------------
                Oregon - 1.2%

   10,000,000   Oregon Health Sciences University, Insured Revenue Bonds, 1995 Series B,
                 5.250% 7/01/25                                                              7/06 at 102        Aaa        9,856,800


------------------------------------------------------------------------------------------------------------------------------------
                Pennsylvania - 5.2%

    7,000,000   County of Allegheny, Pennsylvania, Airport Revenue Refunding Bonds, Series 1997A,
                 (Pittsburgh International Airport), 5.250%, 1/01/16
                 (Alternative Minimum Tax)                                                   1/08 at 101        Aaa        6,904,380

    7,000,000   Berks County Municipal Authority (Pennsylvania), Hospital Revenue Bonds (The Reading Hospital and
                 Medical Center Project), Series B of 1994, 6.100%, 10/01/23                10/04 at 102        Aaa        7,507,990

    7,250,000   Lehigh County Industrial Development Authority, Pollution Control Revenue Refunding Bonds,
                 1995 Series A (Pennsylvania Power and Light Company Project),
                 6.150%, 8/01/29                                                             8/05 at 102        Aaa        7,805,278

   14,190,000   City of Philadelphia, Pennsylvania, Water and Sewer Revenue Bonds, Sixteenth Series, 7.000%, 8/01/21
                 (Pre-refunded to 8/01/01)                                                   8/01 at 102        Aaa       15,607,865

    5,000,000   Health Care Facilities Authority of Sayre (Pennsylvania), Series 1991A Revenue Bonds,
                 Guthrie Healthcare System, 7.100%, 3/01/17                                  3/01 at 102        Aaa        5,405,150


------------------------------------------------------------------------------------------------------------------------------------
                Rhode Island - 2.3%

   12,500,000   Rhode Island Depositors Economic Protection Corporation, Special Obligation Bonds, 1991 Series A,
                 7.500%, 8/01/14 (Pre-refunded to 8/01/01)                                   8/01 at 102        Aaa       13,936,875

    5,050,000   Rhode Island Port Authority and Economic Development Corporation, Airport Revenue Bonds,
                 1994 Series A, 6.625%, 7/01/24 (Alternative Minimum Tax)                    7/04 at 102        Aaa        5,507,177


------------------------------------------------------------------------------------------------------------------------------------
                Tennessee - 0.6%

    5,170,000   The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital
                 Revenue Bonds, Series 1993 (Holston Valley Health Care, Inc.),
                 5.750%, 2/15/13                                                             2/03 at 102        Aaa        5,402,650


------------------------------------------------------------------------------------------------------------------------------------
                Texas - 4.9%

    8,000,000   Abilene Health Facilities Development Corporation, Hospital Revenue Refunding and
                 Improvement Bonds (Hendrick Medical Center Project), Series 1995C,
                 6.150%, 9/01/25                                                             9/05 at 102        Aaa        8,617,120

    7,800,000   Bexar County Health Facilities Development Corporation Health System Revenue Refunding Bonds
                 (Baptist Health System), Series A-1, 5.250%, 11/15/27                      11/07 at 102        Aaa        7,639,320

    4,000,000   Brazos County Health Facilities Development Corporation, Franciscan Services Corporation,
                 Obligated Group, Revenue Bonds, Series 1997 A, 5.375%, 1/01/22              7/07 at 102        Aaa        3,981,120

                Harris County Hospital District, Refunding Revenue Bonds, Series 1990:
    3,000,000    7.500%, 2/15/03                                                            No Opt. Call        Aaa        3,297,270
    5,000,000    7.400%, 2/15/10                                                            No Opt. Call        Aaa        5,983,050

    4,100,000   City of Houston, Texas, Airport System Senior Lien Revenue Bonds, Series 1988, 8.200%, 7/01/17
                 (Alternative Minimum Tax) (Pre-refunded to 7/01/98)                     7/98 at 102 1/2        Aaa        4,230,338

    7,450,000   Matagorda County Navigation, District Number One (Texas), Pollution Control Revenue Refunding
                 Bonds (Central Power and Light Company Project), Series 1995,
                 6.100%, 7/01/28                                                             7/00 at 102        Aaa        7,829,280


------------------------------------------------------------------------------------------------------------------------------------
                Utah - 2.0%

   10,770,000   Intermountain Power Agency (Utah), Power Supply Revenue Refunding Bonds, 1993 Series A,
                 5.000%, 7/01/23                                                             7/03 at 100         A1       10,109,690

    6,000,000   Salt Lake City, Utah, Hospital Revenue Refunding Bonds (IHC Hospitals, Inc.), Series 1988 A,
                 8.000%, 5/15/07                                                             5/98 at 102        AAA        7,053,000


------------------------------------------------------------------------------------------------------------------------------------
                Vermont - 0.2%

    2,000,000   Vermont Housing Finance Agency, Single Family Housing Bonds, Series 9, 6.000%, 5/01/37
                 (Alternative Minimum Tax)                                               6/07 at 101 1/2        Aaa        2,078,700

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
               Washington - 0.5%

$   3,380,000   Affiliated Health Services, Public Hospital District No. 1 Skagit County, Washington Hospital
                 District No. 1 Revenue and Refunding Bonds, 1997, 5.250%, 12/01/17         12/07 at 101        Aaa    $   3,321,018

    1,350,000   Skagit County Public Hospital District No. 304 Revenue Refunding Bonds, Affiliated Health Services,
                 5.250%, 12/01/17                                                           12/07 at 101        Aaa        1,326,442
------------------------------------------------------------------------------------------------------------------------------------

$ 788,977,000   Total Investments - (cost $777,216,708) - 98.4%                                                          833,622,285
=============
                Temporary Investments in Short-Term Municipal Securities - 0.1%

$   1,000,000   Orange County Irvine Coast Assessment District No. 88-1, Variable Rate Demand Bonds,
=============    4.100%, 9/02/18+                                                                             VMIG-1       1,000,000
                --------------------------------------------------------------------------------------------------------------------

                Other Assets Less Liabilities - 1.5%                                                                      12,640,901
                --------------------------------------------------------------------------------------------------------------------

                Net Assets - 100%                                                                                      $ 847,263,186
                ====================================================================================================================


All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
                                 See accompanying notes to financial statements.

                            Portfolio of Investments
                            NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND, INC. (NIO)
                            April 30, 1998
                            (Unaudited)


   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Alabama - 2.2%

$   3,850,000   Alabama Housing Finance Authority, Multifamily Housing Revenue Refunding Bonds (GNMA Collateralized -
                 Royal Hills), 1995 Series F, 6.500%, 7/20/30                                7/05 at 103        Aaa    $   4,160,079

   11,000,000    The Special Care Facilities Financing Authority of the City of
                 Birmingham (Alabama), Baptist Medical Centers, Baptist Medical
                 Centers, Revenue Bonds, Series 1995-B (Baptist Health System,
                 Inc.), 5.875%, 11/15/20                                                     5/05 at 102        Aaa       11,196,350

                The Special Care Facilities Authority Of The City of Birmingham
                - Baptist Medical Centers, Revenue Bonds, Series 1996-A (Baptist
                Health System, Inc.):
    7,465,000    5.875%, 11/15/19                                                           11/06 at 102        Aaa        7,561,299
   10,000,000    5.875%, 11/15/26                                                           11/06 at 102        Aaa       10,066,100

    3,745,000   City of Demopolis, Alabama, General Obligation Warrants, Series 1991, 6.900%, 6/01/16
                 (Pre-refunded to 6/01/01)                                                   6/01 at 102        Aaa        4,100,513

    4,250,000   County Board of Education of Shelby County, Alabama, Capital Outlay Refunding School Warrants,
                 Series 1995, 5.875%, 2/01/17                                                2/05 at 102        Aaa        4,464,540


------------------------------------------------------------------------------------------------------------------------------------
                Alaska - 1.1%

    4,000,000   Alaska Energy Authority, Power Revenue Bonds, Second Series (Bradley Lake Hydroelectric Project),
                 7.250%, 7/01/21                                                             7/00 at 102        Aaa        4,298,960
   15,950,000   Alaska State Housing Finance Corporation, Governmental Purpose Bonds,
                 1995 Series A, 5.875%, 12/01/30                                            12/05 at 102        Aaa       16,558,652


------------------------------------------------------------------------------------------------------------------------------------
                Arizona - 1.0%

    5,000,000   Coconing County, Arizona, Pollution Control Corporation, Pollution Control Revenue Refunding Bonds
                 (Arizona Public Service Company), 1993 Series A, 5.875%, 8/15/28            8/03 at 102         A-        5,113,900

   11,625,000   The Industrial Development Authority of the County of Pima (Arizona), Industrial Development Lease
                 Obligation Refunding Revenue Bonds, 1988 Series A (Irvington Project),
                 7.250%, 7/15/10                                                             1/02 at 103        Aaa       12,896,543


------------------------------------------------------------------------------------------------------------------------------------
                Arkansas - 0.7%

   12,160,000   Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, 1990 Series A
                 (GNMA-Backed Securities Program), 7.400%, 9/01/23 (Alternative Minimum Tax) 9/01 at 102        AAA       12,980,314


------------------------------------------------------------------------------------------------------------------------------------
                California - 9.4%

                California Health Facilities Finance Authority, Insured Health
                Facility Revenue Bonds, 1991 Series D (Catholic Healthcare
                West):
    9,000,000    6.500%, 7/01/16 (Pre-refunded to 7/01/01)                                   7/01 at 102        Aaa        9,766,800
   14,000,000    6.650%, 7/01/21 (Pre-refunded to 7/01/01)                                   7/01 at 102        Aaa       15,254,540

      425,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1991 Series C, 7.450%, 8/01/11
                 (Alternative Minimum Tax)                                                   8/01 at 102        Aa2          431,749

    6,135,000   California Housing Finance Agency, Housing Revenue Bonds (Insured),
                 1994 Series C, 6.250%, 8/01/05                                              8/04 at 102        Aaa        6,473,775

    5,000,000   California Housing Finance Agency, Multifamily Housing Revenue Bonds III, 1998 Series B,
                 5.500%, 8/01/39 (Alternative Minimum Tax) (WI)                          8/08 at 101 1/2        Aaa        4,959,200

                California Rural Home Mortgage, Finance Authority, Single Family
                Mortgage Revenue Bonds (Mortgage Revenue Bonds (Mortgage-Backed
                Securities Program), 1996 Series A:
    3,865,000    7.550%, 11/01/26 (Alternative Minimum Tax)                                  No Opt.Call        AAA        4,438,566
    3,210,000    7.750%, 5/01/27 (Alternative Minimum Tax)                                   No Opt.Call        AAA        3,687,006

    7,000,000   California Statewide Communities Development Authority, Certificates of Participation, Huntington
                 Memorial Hospital, 5.800%, 7/01/26                                          7/06 at 102        AAA        7,305,410

    3,100,000   Campbell Union School District, Santa Clara County, California, 1994 General Obligation Bonds,
                 Series A, 6.250%, 8/01/19 (Pre-refunded to 8/01/04)                         8/04 at 102        Aaa        3,462,018

    8,200,000   Castaic Lake Water Agency (California), Refunding Revenue Certificates of Participation (Water System
                 Improvement Projects), Series 1994A, 6.300%, 8/01/20                        8/04 at 102        Aaa        8,946,200

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                California (continued)

$  11,750,000   East Bay Municipal Utility District (Alameda and Contra Costa Counties, California), Water System
                 Subordinated Revenue Refunding Bonds, Series 1993A, 5.000%, 6/01/21         6/03 at 102        Aaa     $ 11,252,975

    5,500,000   Fallbrook Union High School District (San Diego County, California), 1994 General Obligation Bonds,
                 Series A, 6.250%, 9/01/19                                                   9/04 at 102        Aaa        6,021,785

    6,530,000   La Quinta Financing Authority, Local Agency Revenue Bonds, Series 1991 (City Hall Project),
                 6.650%, 10/01/18 (Pre-refunded to 10/01/00)                                10/00 at 102        Aaa        7,042,083

    9,000,000   County of Orange, California, Refunding Recovery Bonds, 1995 Series A,
                 5.750%, 6/01/15                                                             6/05 at 102        Aaa        9,360,990

   12,500,000   County of Orange, California, 1996 Recovery Certificates of Participation,
                 Series A, 6.000%, 7/01/26                                                   7/06 at 102        Aaa       13,352,375

    6,500,000   City of Salinas, Housing Facility Refunding Revenue Bonds, Series 1994A (GNMA Collateralized -
                 Villa Serra Project), 6.600%, 7/20/30                                       7/04 at 102        AAA        6,978,790

    8,500,000   Airports Commission, City and County of San Francisco, California, San Francisco International Airport,
                 Second Series Revenue Bonds, Issue 11 (Noise Insulation Program), 6.250%, 5/01/26
                 (Alternative Minimum Tax)                                                   5/05 at 101        Aaa        9,066,780

   18,000,000   Airports Commission, City and County of San Francisco, California, San Francisco International Airport,
                 Second Series Revenue Bond, Issue 13B, 5.500%, 5/01/26
                 (Alternative Minimum Tax)                                                   5/06 at 101        Aaa       18,139,680

    9,560,000   San Joaquin Hills Transportation Corridor Agency, Toll Road Refunding Revenue Bonds, Series 1997A,
                 5.250%, 1/15/30                                                             1/07 at 102        Aaa        9,399,679

   11,000,000   Santa Ana Financing Authority, Police Administration and Housing Facility Lease Revenue Bonds,
                 Series 1994A, 6.250%, 7/01/24                                              No Opt. Call        Aaa       12,671,780

    5,500,000   Santa Clara County Financing Authority, Lease Revenue Bonds (VMC Facility Replacement Project),
                 1994 Series A, 6.750%, 11/15/20 (Pre-refunded to 11/15/04)                 11/04 at 102        Aaa        6,318,895


------------------------------------------------------------------------------------------------------------------------------------
                Colorado - 0.8%

   14,150,000   Board of Water Commissioners, City and County of Denver, Colorado, Certificates of Participation,
                 Series 1991, 6.625%, 11/15/11                                              11/01 at 101        Aaa       15,206,298


------------------------------------------------------------------------------------------------------------------------------------
                Connecticut - 0.2%

    2,500,000   State of Connecticut, Health and Educational Facilities Authority, Revenue Bonds, Choate Rosemary
                 Hall Issue, Series A, 7.000%, 7/01/25 (Pre-refunded to 7/01/04)             7/04 at 101        Aaa        2,860,225


------------------------------------------------------------------------------------------------------------------------------------
                District of Columbia - 2.3%

   19,355,000   District of Columbia (Washington, D.C.), General Obligation Bonds (Series of 1989A), 7.500%, 6/01/09
                 (Pre-refunded to 6/01/99)                                                   6/99 at 102        Aaa       20,468,880

    6,000,000   District of Columbia, Hospital Improvement and Refunding Revenue Bonds (Children's Hospital Issue),
                 Series 1992A, 6.250%, 7/15/19                                               7/02 at 102        Aaa        6,430,500

    4,885,000   District of Columbia Housing Finance Agency, Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1988C, 7.850%, 12/01/22 (Alternative Minimum Tax)                    6/00 at 102        AAA        5,103,311

    4,820,000   District of Columbia Housing Finance Agency, Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1990B, 7.100%, 12/01/24 (Alternative Minimum Tax)                   12/01 at 102        AAA        5,080,810

    5,000,000   District of Columbia, Revenue Bonds (The American College of Obstetricians and Gynecologists Issue),
                 Series 1991, 6.500%, 8/15/18                                                8/01 at 102        Aaa        5,383,950


------------------------------------------------------------------------------------------------------------------------------------
                Florida - 1.7%

    3,500,000   Florida Housing Finance Agency, Housing Revenue Bonds, 1997 Series I-1 (Wentworth Apartments
                 Projects), 5.450%, 10/01/37 (Alternative Minimum Tax)                      10/07 at 102        Aaa        3,508,680

   10,775,000   Florida Housing Finance Agency, Home Ownership Revenue Refunding Bonds, 1987 Series G1
                 8.595%, 11/01/17                                                           No Opt. Call        AAA       12,506,327

    5,600,000   Florida Housing Finance Agency, Single Family Mortgage Refunding Bonds, 1987 Series One Class B,
                 7.100%, 1/01/17                                                             5/98 at 103        AAA        5,722,864

    3,500,000   Florida Housing Finance Agency, Housing Revenue Bonds, 1997 Series L (Sarah's Place Apartments Project),
                 5.450%, 11/01/37 (Alternative Minimum Tax)                                  5/08 at 102        Aaa        3,509,170

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Florida (continued)

$   2,719,000   Housing Finance Authority of Dade County (Florida), Single Family Mortgage Revenue Refunding Bonds,
                 1991 Series D, 6.950%, 12/15/12                                            12/01 at 102        Aaa    $   2,885,892

    2,745,000   Escambia County Housing Finance Authority (Florida), Single Family Mortgage Revenue Bonds (Multi-County
                 Program), Series 1995, 6.950%, 10/01/27 (Alternative Minimum Tax)           4/05 at 102        Aaa        2,953,098


------------------------------------------------------------------------------------------------------------------------------------
                Georgia - 1.1%

    8,315,000   The Fulton-De Kalb Hospital Authority, Georgia, Revenue Certificates, Series 1991 (Grady Memorial
                 Hospital), 6.900%, 1/01/15 (Pre-refunded to 1/01/01)                        1/01 at 102        Aaa        9,016,370

    5,000,000   The Hospital Authority Of Hall County and The City of Gainesville, Revenue Anticipation Certificates
                 (Northeast Georgia Healthcare Project), Series 1995, 6.000%, 10/01/20      10/05 at 102        Aaa        5,287,050

    5,000,000   The Glynn-Brunswick Memorial Hospital Authority Revenue Anticipation Certificates (Southeast Georgia
                 Health Systems Project), Series 1996, 5.250%, 8/01/13                       8/06 at 102        Aaa        5,046,950


------------------------------------------------------------------------------------------------------------------------------------
                Hawaii - 1.4%

   24,250,000   Department of Budget and Finance of the State of Hawaii, Special Purpose Revenue Bonds (Hawaii Electric
                 Company, Inc. and Subsidiaries Projects), Series 1996A, 6.200%, 5/01/26
                 (Alternative Minimum Tax)                                                   5/06 at 101        Aaa       25,850,258


------------------------------------------------------------------------------------------------------------------------------------
                Idaho - 0.6%

    2,870,000   Idaho Housing Agency, Single Family Mortgage Bonds, 1994 Series B,
                 6.750%, 7/01/22                                                             No Opt.Call         Aa        3,142,478

    2,755,000   Idaho Housing Agency Single Family Alternative Minimum Tax, 6.900%, 7/01/26
                 (Alternative Minimum Tax)                                                  No Opt. Call         Aa        3,061,494

    4,365,000   Idaho Housing Agency, Single Family Mortgage Bonds, 1995 Series B, 6.600%, 7/01/27
                 (Alternative Minimum Tax)                                                   1/05 at 102        Aaa        4,624,237


------------------------------------------------------------------------------------------------------------------------------------
                Illinois - 10.0%

   20,000,000   Illinois Health Facilities Authority, Brokaw-Mennonite Association, Revenue Refunding Bonds, Series 1992
                 (BroMenn Healthcare), 6.250%, 8/15/18                                       8/02 at 102        Aaa       21,453,400

    3,500,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1990 (Alexian Brothers Medical Center, Inc.
                 Project), 7.125%, 1/01/21                                                   1/01 at 102        Aaa        3,769,395

    2,500,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1991 (Memorial Medical Center System Project),
                 Springfield, Illinois, 7.100%, 10/01/21 (Pre-refunded to 10/01/01)         10/01 at 102        Aaa        2,763,925

    2,335,000   Illinois Housing Development Authority, Residential Mortgage Revenue Bonds, 1989 Series A,
                 7.400%, 2/01/20 (Alternative Minimum Tax)                                   8/99 at 102        Aa2        2,406,661

                Participations, The State of Illinois, Department of Central Management Services, Illinois Student
                Assistance Commission:
    2,965,000    6.875%, 7/01/07                                                             7/02 at 102        Aaa        3,280,209
    6,085,000    6.950%, 7/01/13                                                             7/02 at 102        Aaa        6,680,661

    5,000,000   State of Illinois, Civic Center Bonds (Dedicated Tax Revenue),
                 Series 1990-A, 7.000%, 12/15/10                                            12/00 at 102        Aaa        5,408,200

    6,515,000   City of Berwyn, Illinois, Revenue Bonds, Series 1991 (MacNeal Memorial Hospital Association Project),
                 7.000%, 6/01/15 (Pre-refunded to 6/01/01)                                   6/01 at 102        Aaa        7,134,642

    4,055,000   Central Lake County Joint Action Water Agency, Lake County, Illinois, General Obligation Water
                 Refunding Bonds, Series 1992, 6.000%, 2/01/19                               2/03 at 102         Aa        4,265,617

   10,000,000   City of Chicago (Illinois), General Obligation Adjustable Rate Bonds, Central Public Library Project,
                 Series C of 1988, 6.850%, 1/01/17 (Pre-refunded to 7/01/02)             7/02 at 101 1/2        Aaa       11,075,400

   25,000,000   Chicago School Reform Board of Trustees of the Board of Education of the City of Chicago, Illinois,
                 Unlimited Tax General Obligation Bonds (Dedicated Tax Revenues), Series 1997A,
                 5.250%, 12/01/27                                                           12/07 at 102        Aaa       24,484,000

    5,750,000   City of Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 1990, 6.500%, 1/01/16
                 (Pre-refunded to 1/01/01)                                                   1/01 at 100        Aaa        6,082,465

    8,000,000   City of Chicago, Water Revenue Bonds, Series 1995, 5.000%, 11/01/25         11/06 at 102        Aaa        7,588,080

                The County of Cook, Illinois, General Obligation Bonds, Series 1991:
   18,430,000    6.750%, 11/01/18 (Pre-refunded to 11/01/01)                                11/01 at 102        Aaa       20,242,591
   26,475,000    6.250%, 11/01/21 (Pre-refunded to 11/01/01)                                11/01 at 102        Aaa       28,652,039

    6,370,000   City of Decatur, Macon County, Illinois (Decatur Memorial Hospital), Hospital Facility Revenue Bonds,
                 Series 1991B, 7.750%, 10/01/21 (Pre-refunded to 10/01/01)                  10/01 at 102        Aaa        7,172,811

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Illinois (continued)

                Board of Governors of State Colleges and Universities, Eastern
                Illinois University, Auxiliary Facilities System Revenue Bonds,
                Series 1989:
$  12,355,000    0.000%, 10/01/09                                                       10/04 at 74 1/16        Aaa    $   6,578,667
   16,470,000    0.000%, 4/01/16                                                        10/04 at 47 1/16        Aaa        5,465,405

    4,560,000   County of Macon, Illinois, Revenue Bonds, Milliken University,
                 Series 1995, 6.250%, 10/01/16                                              10/05 at 100        Aaa        4,977,331

    5,000,000    Regional Transportation Authority, Cook, DuPage, Kane, Lake,
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1994D, 6.750%, 6/01/25 (Pre-refunded to 6/01/04)                     6/04 at 102        Aaa        5,687,800


------------------------------------------------------------------------------------------------------------------------------------
                Indiana - 5.3%

    2,600,000   Indiana Health Facility Financing Authority Hospital Revenue Bonds, Series 1991 (Community Hospitals
                 of Indiana), 7.000%, 7/01/21 (Pre-refunded to 7/01/01)                      7/01 at 102        Aaa        2,851,576

   10,000,000   Indiana Health Facility Financing Authority, Hospital Revenue Refunding and Improvement Bonds,
                 Series 1995 (Community Hospitals Projects), 5.700%, 5/15/22                 5/06 at 102        Aaa       10,292,400

    7,750,000   Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Series 1997A (Sisters of St. Francis
                 Health Services, Inc. Project), 5.375%, 11/01/27                           11/07 at 102        Aaa        7,665,138

      780,000   Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds (GNMA Collateralized Home
                 Mortgage Program), 1990 Series D, 7.800%, 1/01/22
                 (Alternative Minimum Tax)                                                   7/00 at 102        Aaa          816,426

    2,105,000   Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds (GNMA Collateralized Home
                 Mortgage Program), 1990 Series B, 7.800%, 1/01/22 (Alternative Minimum Tax) 7/00 at 102        Aaa        2,209,429

   10,500,000   Hospital Authority of the City of Fort Wayne, Indiana, Revenue Bonds, Series 1992 (Parkview Memorial
                 Hospital, Inc. Project), 6.400%, 11/15/22                                  11/02 at 102         A1       11,218,410

   12,250,000   City of Lawrenceburg, Indiana, Pollution Control Revenue Refunding Bonds (Indiana Michigan Power
                 Company Project), Series D, 7.000%, 4/01/15                                 4/02 at 102        Aaa       13,414,485

   12,950,000   Marion County Convention and Recreational Facilities Authority (Indiana), Excise Taxes Lease Rental
                 Revenue Bonds, Series 1991B, 7.000%, 6/01/21 (Pre-refunded to 6/01/01)      6/01 at 102        Aaa       14,197,474

    9,500,000   Marion County Convention and Recreational Facilities Authority, Excise Taxes Lease Rental Revenue
                 Subordinate Bonds, Series 1997A, 5.000%, 6/01/27                            6/08 at 101        Aaa        8,985,100

    9,545,000   New Prairie School Building Corporation (LaPonte and St. Joseph Counties, Indiana), First Mortgage
                 Bonds, Series 1994, 7.200%, 7/15/21 (Pre-refunded to 7/15/04)               7/04 at 102        Aaa       11,096,826

   14,000,000   Holy Cross Health System Corporation, Indiana Hospital Revenue Bonds Issues, Hospital Authority of
                 Marshall County, Hospital Revenue Refunding Bonds, Series 1991 (Holy Cross Parkview Hospital, Inc.),
                 7.000%, 12/01/12                                                           12/01 at 102        Aaa       15,273,020


------------------------------------------------------------------------------------------------------------------------------------
                Iowa - 1.4%

    5,000,000   City of Davenport, Iowa, Hospital Facility Revenue Bonds (Mercy Hospital Project), Series 1992,
                 6.250%, 7/01/22 (Pre-refunded to 7/01/02)                                   7/02 at 102        Aaa        5,436,900

   11,400,000   City of Davenport, Iowa, Insured Hospital Revenue Bonds (St. Luke's Hospital), 1990 Series A,
                 7.400%, 7/01/20 (Pre-refunded to 7/01/00)                                   7/00 at 102        Aaa       12,372,420

    7,000,000    Polk County, Iowa, Health Facilities Revenue Bonds, Catholic
                 Health Corporation (Mercy Health Center of Central Iowa
                 Project), Series 1991, 6.750%, 11/01/15 (Pre-refunded to 11/01/01)         11/01 at 101        Aaa        7,627,970


------------------------------------------------------------------------------------------------------------------------------------
                Kansas - 0.1%

    2,135,000   Sedgwick County, Kansas, and Shawnee County, Kansas, GNMA Collateralized Mortgage Revenue Bonds,
                 Senior 1991 Series A, 7.300%, 12/01/12                                      6/01 at 103        Aaa        2,265,342


------------------------------------------------------------------------------------------------------------------------------------
                Kentucky - 1.2%

   10,000,000   City of Danville, Kentucky, Multi-City Lease Revenue Bonds (Louisville and Jefferson County Metropolitan
                 Sewer District Sewer and Drainage System Revenue Project), Fixed Rate Series 1991-G,
                 6.800%, 3/01/19 (Pre-refunded to 3/01/02)                                   3/02 at 102        Aaa       11,047,600

   53,000,000   Jefferson County, Kentucky, Capital Projects Corporation, Lease Revenue Bonds, Series 1989B,
                 0.000%, 8/15/19 (Pre-refunded to 2/15/01)                              2/01 at 24 11/16        Aaa       11,595,870

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Louisiana - 2.2%

$  15,650,000   Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds (Southern Baptist Hospital
                 Project), Series 1992, 6.800%, 5/15/12 (Pre-refunded to 5/15/02)            5/02 at 102        Aaa    $  17,338,792

    5,340,000   Public Improvement Bonds, Issue of 1992, City of New Orleans, Louisiana, 7.000%, 9/01/19
                 (Pre-refunded to 9/01/02)                                                   9/02 at 100        Aaa        5,893,758

    9,270,000   Orleans Levee District (A Political Subdivision of the State of Louisiana), Public Improvement Bonds,
                 Series 1986, 5.950%, 11/01/15                                              12/05 at 103        Aaa        9,861,148

    3,000,000   Parish of St Charles, State of Louisiana, Pollution Control Revenue Bonds (Louisiana Power and Light
                 Company Project), Series 1991, 7.500%, 6/01/21 (Alternative Minimum Tax)    6/01 at 102        Aaa        3,283,260

    3,500,000   Hospital Service District No. 1 of the Parish of Tangipahoa, State of Louisiana, Hospital Revenue Bonds
                 (Series 1994), 6.250%, 2/01/24                                              2/04 at 102        Aaa        3,790,710


------------------------------------------------------------------------------------------------------------------------------------
                Maine - 0.6%

   10,500,000   Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
                 Series 1991, 6.375%, 7/01/21                                                7/01 at 102        Aaa       11,215,155


------------------------------------------------------------------------------------------------------------------------------------
                Massachusetts - 3.8%

    6,000,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Brigham and Women's Hospital
                 Issue, Series D, 6.750%, 7/01/24 (Pre-refunded to 7/01/01)                  7/01 at 102        Aaa        6,549,660

    5,050,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Fallon Healthcare System
                 Issue, Series A, 6.750%, 6/01/20 (Pre-refunded to 6/01/01)                  6/01 at 102        Aaa        5,498,794

   10,500,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical
                 Center Hospitals Issue, Series F, 6.625%, 7/01/25                           7/02 at 102        Aaa       11,416,860

    5,850,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds, South Shore Hospital
                 Issue, Series D, 6.500%, 7/01/22                                            7/02 at 102        Aaa        6,333,444

    8,400,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health Systems
                 Issue, Series D, 6.000%, 10/01/13                                          10/05 at 102        Aaa        8,978,928

    7,000,000   Massachusetts Health and Educational Facilities Authority Revenue Bonds, Baystate Medical Center Issue,
                 Series E, 6.000%, 7/01/26                                                   7/06 at 102        Aaa        7,414,680

    4,775,000   Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 11,
                 7.750%, 12/01/20 (Alternative Minimum Tax)                                  6/99 at 102        Aa3        4,989,159

   13,775,000   Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 17,
                 7.150%, 12/01/24 (Alternative Minimum Tax)                                  6/01 at 102         Aa       14,491,576

    4,865,000   Massachusetts Housing Finance Agency, Housing Revenue Refunding Bonds, 1995 Series A,
                 6.100%, 12/01/16                                                           12/05 at 102        Aaa        5,091,028


------------------------------------------------------------------------------------------------------------------------------------
                Michigan - 5.1%

    5,440,000   Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1991 Series A,
                 7.150%, 4/01/10 (Alternative Minimum Tax)                                   1/02 at 102        AA-        5,858,989

   10,000,000   Michigan Strategic Fund Limited Obligation Refunding Revenue Bonds (The Detroit Edison Company
                 Pollution Control Bonds Project), Collateralized Series 1991DD,
                 6.875%, 12/01/21                                                           12/01 at 102        Aaa       10,868,500

    5,930,000   Cheboygan Area Schools, Counties of Cheboygan and Presque Isle, State of Michigan, 1996 School
                 Building and State Bonds (General Obligation - Unlimited Tax),
                 5.700%, 5/01/16                                                             5/07 at 100        Aaa        6,171,292

   11,245,000   The Economic Development Corporation of the City of Detroit, Resource Recovery Revenue Bonds,
                 Series 1991A, 6.875%, 5/01/09 (Alternative Minimum Tax)                     5/01 at 102        Aaa       12,091,861

   20,300,000   City of Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 1991, 6.625%, 7/01/21
                 (Pre-refunded to 7/01/01)                                                   7/01 at 102        Aaa       22,078,889

   13,500,000   City of Detroit, Michigan, Water Supply System Revenue and Revenue Refunding Bonds, Series 1993,
                 5.000%, 7/01/23                                                             7/04 at 102        Aaa       12,849,705

    8,000,000   Gaylord Community Schools, Counties of Otsego and Antrim, State of Michigan, 1992 School Building
                 and Site and Refunding Bonds, 0.000%, 5/01/21 (Pre-refunded to 5/01/07)  5/07 at 37 3/4        Aaa        1,963,280

    8,500,000   County of Jackson Hospital Finance Authority, Hospital Revenue Refunding Bonds (W. A. Foote Memorial
                 Hospital, Jackson Michigan), Series 1993A, 5.250%, 6/01/23                  6/03 at 102        Aaa        8,302,630

   27,000,000   Okemos Public School, County of Ingham, State of Michigan, 1991 School Building and Site Bonds,
                 Series I, 0.000%, 5/01/21 (Pre-refunded to 5/01/06)                    5/06 at 34 17/32        Aaa        6,418,170

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------

                Michigan (continued)

$   7,590,000   Western Townships Utilities Authority, Sewage Disposal System Refunding Bonds, Series 1991,
                 6.500%, 1/01/19                                                             1/02 at 100        Aaa    $   8,065,969


------------------------------------------------------------------------------------------------------------------------------------
                Minnesota - 0.7%

    5,000,000   Minnesota Housing Finance Agency, Single Family Mortgage Bonds, 1992 Series E, 6.850%, 1/01/24
                 (Alternative Minimum Tax)                                                   7/02 at 102        AA+        5,295,050

    6,910,000   Minnesota Housing Finance Agency, Single Family Mortgage Bonds, 1994 Series M, 6.700%, 7/01/26
                 (Alternative Minimum Tax)                                                   1/04 at 102        AA+        7,333,790


------------------------------------------------------------------------------------------------------------------------------------
                Missouri - 0.5%

    5,590,000   Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (GNMA
                 Mortgage-Backed Securities Program), 1991 Series C, 6.900%, 7/01/18         1/02 at 102        AAA        5,935,965

    3,195,000   Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (GNMA
                 Mortgage-Backed Securities Program), 1989A, 7.900%, 2/01/21
                 (Alternative Minimum Tax)                                                   2/99 at 102        AAA        3,302,608


------------------------------------------------------------------------------------------------------------------------------------
                Montana - 1.5%

   26,000,000   City of Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds (Puget
                 Sound Power and Light Company Colstrip Project), Series 1992,
                 6.800%, 3/01/22                                                             3/02 at 102        Aaa       28,252,640


------------------------------------------------------------------------------------------------------------------------------------
                Nebraska - 0.3%

    2,305,000   Nebraska Investment Finance Authority, Single Family Mortgage Revenue Bonds, 1988 Series 1,
                 8.125%, 8/15/38 (Alternative Minimum Tax)                                   8/98 at 102        Aaa        2,365,068

    4,000,000   Hospital Authority No. 11 of Lancaster County, Nebraska, Hospital Revenue Bonds, Series 1997B,
                 (Bryan Memorial Hospital Project), 5.375%, 6/01/22                          6/08 at 101        AAA        3,986,400


------------------------------------------------------------------------------------------------------------------------------------
                Nevada - 2.9%

    5,725,000   Nevada Housing Division, Single Family Program Bonds, 1994 Issue B-1,
                 Senior Bonds, 6.700%, 10/01/17                                              4/04 at 102        Aa2        6,066,725

    4,415,000   Nevada Housing Division Alternative Minimum Tax, 6.950%, 10/01/26
                 (Alternative Minimum Tax)                                                   4/04 at 102        Aa2        4,712,968

   29,775,000   Clark County, Nevada, Industrial Development Revenue Bonds (Nevada Power Company Project),
                 Series 1990, 7.800%, 6/01/20 (Alternative Minimum Tax)                      6/00 at 102        Aaa       32,158,489

   11,000,000   Clark County, Nevada, Las Vegas-McCarran International Airport Passenger Facility Charge Revenue
                 Bonds, 1992 Series A, 6.000%, 7/01/22 (Pre-refunded to 7/01/02)             7/02 at 102        Aaa       11,874,940


------------------------------------------------------------------------------------------------------------------------------------
                New Hampshire - 0.3%

    4,950,000   New Hampshire Higher Educational and Health Facilities Authority, Hospital Revenue Bonds, Lake Region
                 Hospital Association Issue, Series 1993, 5.750%, 1/01/11                    1/03 at 102        Aaa        5,169,384


------------------------------------------------------------------------------------------------------------------------------------
                New York - 4.6%

                Dormitory Authority of the State of New York, City University
                System Consolidated, Third General Resolution Revenue Bonds,
                1994 Series 2:
    3,000,000    6.250%, 7/01/19                                                             7/04 at 100        Aaa        3,242,970
    6,400,000    6.750%, 7/01/24 (Pre-refunded to 7/01/04)                                   7/04 at 102        Aaa        7,300,416

    7,000,000   New York State Energy Research and Development Authority, Electric Facilities Revenue Bonds,
                 Series 1990 A (Consolidated Edison of New York, Inc. Project),
                 7.500%, 7/01/25 (Alternative Minimum Tax)                                   7/99 at 101        Aaa        7,311,430

   18,220,000   New York State Energy Research and Development Authority, Electric Facilities Revenue Bonds,
                 Series 1989 C (Consolidated Edison Company of New York, Inc. Project), 7.250%, 11/01/24
                 (Alternative Minimum Tax)                                                  11/98 at 101        Aaa       18,668,394

    3,000,000   State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series KK,
                 7.800%, 10/01/20 (Alternative Minimum Tax)                                 10/99 at 102        Aa2        3,135,330

    8,265,000   The City of New York, General Obligation Bonds, Fiscal 1992 Series C, Fixed Rate Bonds, Subseries C-1,
                 6.250%, 8/01/10 (Pre-refunded to 8/01/02)                               8/02 at 101 1/2        Aaa        8,989,097

   10,000,000   The City of New York, General Obligation Bonds, Fiscal 1998 Series H,
                 5.125%, 8/01/25                                                             8/08 at 101        Aaa        9,609,100

   10,000,000   New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 1996
                 Series B, 5.750%, 6/15/26                                                   6/06 at 101        Aaa       10,380,200

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                New York (continued)

$  15,600,000   Port of Authority of New York and New Jersey, Consolidated Revenue Bonds, Ninety-Seventh Series,
                 6.650%, 1/15/23 (Alternative Minimum Tax)                                   1/05 at 101        Aaa    $  16,957,824


------------------------------------------------------------------------------------------------------------------------------------
                North Carolina - 2.7%

   45,000,000    City of Charlotte, North Carolina, Certificates of
                 Participation, Series 1991 (Convention Facility Project),
                 6.750%, 12/01/21 (Pre-refunded to 12/01/01)                                12/01 at 102        Aaa       49,532,850


------------------------------------------------------------------------------------------------------------------------------------
                Ohio - 3.3%

                Ohio Air Quality Development Authority, Air Quality Development
                Revenue Refunding Bonds (JMG Funding Limited Partnership
                Project), Series 1994:
   13,750,000    6.375%, 1/01/29 (Alternative Minimum Tax)                                  10/04 at 102        Aaa       14,835,013
    8,000,000    6.375%, 4/01/29 (Alternative Minimum Tax)                                  10/04 at 102        Aaa        8,631,280

    9,105,000   Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds (GMNA Mortgage-Backed Securities
                 Program), 1995 Series A-2, 6.625%, 3/01/26 (Alternative Minimum Tax)        3/05 at 102        AAA        9,728,055

   12,550,000   City of Cleveland, Ohio, Waterworks Improvement First Mortgage Revenue Bonds, Series F, 1992 A,
                 6.500%, 1/01/21 (Pre-refunded to 1/01/02)                                   1/02 at 102        Aaa       13,698,576

    5,000,000   Columbus Municipal Airport (Port Columbus International Airport Project), Airport Improvement Revenue
                 Bonds, Series 1998 B, 5.000%, 1/01/28 (DD)                                  1/08 at 101        Aaa        4,776,550

    9,000,000   County of Lucas, Ohio, Hospital Improvement Revenue Bonds, Series 1992 (St. Vincent Medical Center),
                 6.625%, 8/15/22 (Pre-refunded to 8/15/02)                                   8/02 at 102        Aaa        9,875,700


------------------------------------------------------------------------------------------------------------------------------------
                Oklahoma - 2.9%

      770,000   Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, 1991 Series A,
                  7.150%, 3/01/07                                                            3/01 at 102        Aaa          811,703

   41,845,000   Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)                    No Opt. Call        AAA       48,108,360

    3,360,000   Norman Regional Hospital Authority (Norman, Oklahoma), Hospital Revenue Bonds, Series 1991,
                 6.900%, 9/01/21 (Pre-refunded to 9/01/01)                                   9/01 at 102        Aaa        3,688,306

    1,380,000   Tulsa County Home Finance Authority, GNMA Collateralized Mortgage Revenue Bonds, Series 1991C,
                 7.100%, 6/01/22 (Alternative Minimum Tax)                                  12/01 at 102        AAA        1,453,761


------------------------------------------------------------------------------------------------------------------------------------
                Oregon - 0.3%

    5,500,000   State of Oregon, Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family
                 Mortgage Program), 1995 Series A, 6.450%, 7/01/26
                 (Alternative Minimum Tax)                                                   7/05 at 102        Aa2        5,863,660


------------------------------------------------------------------------------------------------------------------------------------
                Pennsylvania - 5.5%

    7,000,000   Certificates of Participation, Commonwealth of Pennsylvania, Harristown Development Corporation,
                 6.250%, 5/01/06                                                            11/01 at 102        Aaa        7,493,850

   14,700,000   County of Allegheny, Pennsylvania Airport Revenue Bonds, Series 1992A and 1992B (Greater Pittsburgh
                 International Airport), 6.625%, 1/01/22 (Alternative Minimum Tax)           1/02 at 102        Aaa       15,833,370
    7,000,000   Pollution Control Revenue Refunding Bonds, Beaver County Industrial Development Authority,
                 1991 Series A (Pennsylvania Power Company Mansfield Project),
                 7.150%, 9/01/21                                                             9/01 at 102        Aaa        7,636,300

   24,800,000   Butler County Hospital Authority (Butler County, Pennsylvania), Hospital Revenue Bonds, Series 1991 A
                 (North Hills Passavent Hospital), 7.000%, 6/01/22
                 (Pre-refunded to 6/01/01)                                                   6/01 at 102        Aaa       27,158,728

                Delaware County Industrial Development Authority, Pollution
                Control Revenue Refunding Bonds, 1991 Series A (Philadelphia
                Electric Company Project):
    5,000,000    7.375%, 4/01/21                                                             4/01 at 102       Baa1        5,426,200
    5,000,000    7.375%, 4/01/21                                                             4/01 at 102        Aaa        5,443,650

   10,000,000   The Harrisburg Authority (Dauphin County, Pennsylvania), Commonwealth of Pennsylvania Lease Bonds,
                 Series of 1991, 6.625%, 6/01/13 (Pre-refunded to 6/01/01)                   6/01 at 101        Aaa       10,774,100

    7,120,000   Lehigh County, Pennsylvania, General Purpose Authority, Hospital Revenue Bonds (Lehigh Valley Hospital,
                 Inc.), Series A of 1994, 6.250%, 7/01/22 (Pre-refunded to 7/01/04)          7/04 at 102        Aaa        7,918,935

    8,950,000   Montgomery County Industrial Development Authority, Pollution Control Revenue Refunding Bonds,
                 1992 Series A (Philadelphia Electric Company Project), 6.625%, 6/01/22      6/02 at 102        Aaa        9,720,864

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Pennsylvania (continued)

$   5,000,000   The Pittsburgh Water and Sewer Authority, Water and Sewer System First Lien Revenue Bonds, Series A
                 of 1998, 5.250%, 9/01/23                                                    3/08 at 100        Aaa    $   4,930,700


------------------------------------------------------------------------------------------------------------------------------------
                Rhode Island - 3.8%

    5,140,000   Rhode Island Depositors Economic Protection Corporation, Special Obligation Bonds, 1991 Series A,
                 7.100%, 8/01/18 (Pre-refunded to 8/01/01)                                   8/01 at 102        Aaa        5,669,009

   20,475,000   Rhode Island Depositors Economic Protection Corporation, Special Obligation Refunding Bonds,
                 1992 Series B, 5.250%, 8/01/21 (Pre-refunded to 2/01/11)                    2/11 at 100        Aaa       21,295,024

   38,650,000   The Convention Center Authority (Rhode Island), Revenue Bonds, 1991 Series A, 6.700%, 5/15/20
                 (Pre-refunded to 5/15/01)                                                   5/01 at 102        Aaa       42,033,421

    2,195,000   Providence Housing Development Corporation, Mortgage Revenue Refunding Bonds, Series 1994A
                 (FHA Insured Mortgage Loan-Barbara Jordan Apartments Project) (Providence, Rhode Island),
                 6.750%, 7/01/25                                                             7/04 at 102        Aaa        2,366,912


------------------------------------------------------------------------------------------------------------------------------------
                South Carolina - 1.1%

                South Carolina Jobs-Economic Development Authority, Hospital
                Facilities Revenue Bonds, Series 1995 (Oconee Memorial Hospital, Inc.):
    3,000,000    6.150%, 3/01/15                                                             3/05 at 102        AAA        3,214,980
      775,000    6.150%, 3/01/25                                                             3/05 at 102        AAA          829,397

    5,275,000   Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Series 1991,
                 6.750%, 10/01/18 (Pre-refunded to 10/01/01)                                10/01 at 102        Aaa        5,787,941

   22,000,000   Piedmont Municipal Power Agency (South Carolina), Electric Revenue Bonds, 1988 Refunding Series,
                 0.000%, 1/01/13                                                            No Opt. Call        Aaa       10,236,937


------------------------------------------------------------------------------------------------------------------------------------
                South Dakota - 0.2%

    4,280,000   South Dakota Health and Educational Facilities Authority, Revenue Bonds, Series 1989 (Rapid City
                 Regional Hospital), 7.000%, 9/01/14                                         9/99 at 102        Aaa        4,514,373


------------------------------------------------------------------------------------------------------------------------------------
                Tennessee - 0.4%

    7,500,000   Metropolitan Nashville Airport Authority (Tennessee), Airport Improvement Revenue Bonds, Refunding
                 Series 1991C, 6.600%, 7/01/15                                               7/01 at 102        Aaa        8,083,125


------------------------------------------------------------------------------------------------------------------------------------
                Texas - 4.9%

   14,715,000   Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds,
                 1996 Series D, 6.250%, 9/01/28 (Alternative Minimum Tax)                    9/06 at 102        Aaa       15,456,489

    6,000,000   Brazos County Health Facilities, Development Corporation, Franciscan Services Corporation, Obligated
                 Group, Revenue Bonds, Series 1997 A, 5.375%, 1/01/28                        7/07 at 102        Aaa        5,968,680

    9,500,000   Coastal Bend Health Facilities Development Corporation, Incarnate Word Health Services Revenue
                 Bonds, Series 1993-A, 6.000%, 11/15/22                                     11/02 at 102        Aaa       10,061,165

      700,000   East Texas Housing Finance Corporation, Single Family Mortgage Revenue Bonds (GNMA Mortgage-Backed
                 Securities Program), Series 1990, 7.750%, 6/01/17
                 (Alternative Minimum Tax)                                                   6/00 at 103        AAA          737,394

                Harris County, Texas, Toll Road Senior Lien Revenue Bonds, Series 1989:
    9,000,000    0.000%, 8/15/18 (Pre-refunded to 8/15/09)                              8/09 at 53 27/32        Aaa        2,794,140
   39,000,000    0.000%, 8/15/19 (Pre-refunded to 8/15/09)                               8/09 at 50 8/32        Aaa       11,302,590
    7,280,000    0.000%, 8/15/20 (Pre-refunded to 8/15/09)                              8/09 at 46 29/32        Aaa        1,969,604
    5,085,000    0.000%, 8/15/21 (Pre-refunded to 8/15/09)                              8/09 at 43 25/32        Aaa        1,284,217

    5,500,000   Harris County Health, Facilities Development Corporation, Hospital Revenue Bonds (Memorial
                 Hermann Hospital System Project), Series 1998, 5.125%, 6/01/22              6/08 at 101        Aaa        5,304,420

   14,160,000   City of Houston, Texas, Water and Sewer System, Junior Lien Revenue Refunding Bonds, Series 1991C,
                 6.375%, 12/01/17                                                           12/01 at 102        Aaa       15,183,060

   13,500,000   Matagorda County Navigation District Number One (Texas), Pollution Control Revenue Refunding Bonds
                 (Central Power and Light Company Project), Series 1996, 6.125%, 5/01/30
                 (Alternative Minimum Tax)                                                   5/06 at 102        Aaa       14,377,635

    3,945,000   Ratama Development Corporation, Special Facilities Revenue Bonds (Retama Park Racetrack Project),
                 Series 1993, 10.000%, 12/15/17                                             No Opt. Call        Aaa        6,273,221

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Utah - 0.6%

$   6,430,000   Utah Housing Finance Agency, Multifamily Housing Refunding Bonds, 1992 Issue A (FHA Insured Mortgage
                 Loans), 7.400%, 7/01/24                                                     1/02 at 102         AA    $   6,915,658

    3,870,000   Utah Housing Finance Agency, Single Family Mortgage Bonds, 1994 Issue D (Federally Insured or
                 Guaranteed Mortgage Loans), 6.750%, 1/01/27 (Alternative Minimum Tax)       7/04 at 102        Aaa        4,082,966


------------------------------------------------------------------------------------------------------------------------------------
                Virginia - 0.4%

    8,000,000   Industrial Development Authority of Loudoun County, Virginia, Hospital Revenue Bonds (Loudoun Hospital
                 Center), Series 1995, 5.800%, 6/01/20                                       6/05 at 102        Aaa        8,302,560


------------------------------------------------------------------------------------------------------------------------------------
                Washington - 3.6%

   19,750,000   Washington Health Care Facilities Authority, Revenue Bonds, Series 1989, (Group Health Cooperative of
                 Puget Sound, Seattle), 7.200%, 12/01/15                                    12/99 at 102        Aaa       20,961,464

    4,100,000   Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds, Series 1992A,
                 6.250%, 7/01/17                                                             7/02 at 102        Aaa        4,408,565

    8,500,000   Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue Bonds, Series 1993B,
                 5.600%, 7/01/17                                                             7/03 at 102        Aaa        8,623,930

    2,515,000   Public Utility District No. 1, of Douglas County, Washington, Wells Hydroelectric Revenue Bonds, Series
                 of 1990, 7.800%, 9/01/18 (Alternative Minimum Tax)                          9/00 at 102         A+        2,724,650

   24,675,000   Municipality of Metropolitan Seattle (Seattle, Washington), Limited Sales Tax General Obligation Bonds,
                 Series 1991 (Refunding), 6.625%, 1/01/17                                7/98 at 101 1/2         Aa       25,139,876

    4,250,000   Public Utility District No. 1 of Snohomish County, Washington, Generation System Revenue Bonds,
                 Series 1989, 6.650%, 1/01/16                                               No Opt. Call        Aaa        4,657,022


------------------------------------------------------------------------------------------------------------------------------------
                West Virginia - 1.1%

    5,050,000   State of West Virginia, University of West Virginia Board of Trustees, Dormitory
                 Revenue Bonds (West Virginia University Project), 1992 Series A, 6.750%, 5/01/17
                 (Pre-refunded to 5/01/02)                                                   5/02 at 100        Aaa        5,498,187

    4,100,000   West Virginia Water Development Authority, Water Development Revenue Refunding Bonds (Loan
                 Program), 1991 Series A, 7.000%, 11/01/25                                  11/01 at 102        Aaa        4,494,706

   10,000,000   The County Commission of Harrison County, West Virginia, Solid Waste Disposal Revenue Bonds
                 (West Penn Power Company Harrison Station Project), Series B, 6.300%, 5/01/23
                 (Alternative Minimum Tax)                                                   5/03 at 102         A+       10,633,800


------------------------------------------------------------------------------------------------------------------------------------
                Wisconsin - 3.4%

   10,000,000   Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 1990A (Marshfield
                 Clinic Project), 7.250%, 8/01/15 (Pre-refunded to 8/01/00)                  8/00 at 102        Aaa       10,843,900

    8,150,000   Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1991 (St. Luke's Medical
                 Center Project), 7.100%, 8/15/19  (Pre-refunded to 8/15/01)                 8/01 at 102        Aaa        8,985,782

   17,710,000   Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1991-B (Novus Health
                 Group), 6.750%, 12/15/20 (Pre-refunded to 12/15/01)                        12/01 at 102        Aaa       19,470,196

   15,000,000   Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 1997 (Marshfield Clinic
                 Project), 5.750%, 2/15/27                                                   2/07 at 102        AAA       15,448,500

    8,270,000   WIsconsin Housing and Economic Development Authority, Housing Revenue Bonds, 1992 Series A,
                 6.850%, 11/01/12                                                           11/02 at 102        Aaa        8,822,352


------------------------------------------------------------------------------------------------------------------------------------
                Puerto Rico - 1.3%

   25,400,000   Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series A),
                 5.000%, 7/01/28                                                             7/08 at 101        Aaa       24,404,827
------------------------------------------------------------------------------------------------------------------------------------

$1,857,909,000  Total Investments - (cost $1,693,104,319) - 98.5%                                                      1,830,281,064
==============

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Temporary Investments in Short-Term Municipal Securities - 0.1%

$   1,500,000   City of Valdez, Alaska, Marine Terminal Revenue Refunding Bonds, (Exxon Pipeline Company Project),
=============    1993 Series B, Variable Rate Demand Bonds, 4.200%, 12/01/33+                                VMIG-1    $   1,500,000
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.4%                                                                      26,903,199
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                     $1,858,684,263
                ====================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

(DD) Security purchased on a delayed delivery basis (note 1).

(WI) Security purchased on a when-issued basis (note 1).

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
                                 See accompanying notes to financial statements.

                        Portfolio of Investments
                        NUVEEN PREMIER INSURED MUNICIPAL INCOME FUND, INC. (NIF)
                        April 30, 1998
                        (Unaudited)


   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Alabama - 1.6%

$   2,250,000   BMC Special Care Facilities Financing Authority of The City of Montgomery, Revenue Bonds,
                 Series 1992-A (Baptist Medical Center), 5.750%, 1/01/22                     1/02 at 100        Aaa    $   2,291,423

    3,000,000   BMC Special Care Facilities Financing Authority of the City of Montgomery, Revenue Bonds,
                 Series 1992-B (Baptist Medical Center), 6.700%, 12/01/10                   12/02 at 102        Aaa        3,296,160

                Water Revenue Bonds, Series 1996 of West Morgan-East Lawrence Water Authority:
    1,000,000    5.625%, 8/15/21                                                             8/06 at 102        Aaa        1,024,640
      400,000    5.625%, 8/15/25                                                             8/06 at 102        Aaa          409,856


------------------------------------------------------------------------------------------------------------------------------------
                Arkansas - 1.3%

    5,555,000   Sabastian County (Arkansas), Community Junior College District, General Obligation Refunding
                 and Improvement Bonds, Series 1997, 5.600%, 4/01/17                         4/07 at 101        Aaa        5,741,815


------------------------------------------------------------------------------------------------------------------------------------
                California - 18.4%

    4,000,000   State of California Veterans General Obligation Bonds, Series BH, 5.400%, 12/01/16
                 (Alternative Minimum Tax)                                                  12/08 at 101        Aaa        4,061,800

    1,090,000   Housing Authority of the County of Kern, Guaranteed Tax-Exempt Mortgage Obligations, 1994 Series A,
                 Subseries I, 7.150%, 12/30/24 (Alternative Minimum Tax)                    No Opt. Call        AAA        1,252,388

      595,000   Housing Authority of the County of Kern, Guaranteed Tax-Exempt Mortgage Obligations, 1994 Series A,
                 Subseries III, 7.450%, 6/30/25 (Alternative Minimum Tax)                   No Opt. Call        AAA          675,045

    6,045,000   La Verne - Grand Terrace Housing Finance Agency, Single Family Residential Mortgage Revenue
                 Bonds, 1984 Series A, 10.250%, 7/01/17                                     No Opt. Call        Aaa        9,003,363

    5,840,000   Lancaster Redevelopment Agency, Lancaster Residential Redevelopment Project Area, Tax Allocation
                 Refunding Bonds, Issue of 1992, 6.100%, 8/01/19                             8/01 at 102        Aaa        6,212,125

    5,040,000   Northern California Power Agency, Hydroelectric Project Number One, Revenue Bonds,
                 1992 Refunding Series A, 10.000%, 7/01/04                                  No Opt. Call        Aaa        6,518,282

    5,000,000   Ontario Redevelopment Financing Authority (San Bernardino County, California), 1995 Revenue
                 Refunding Bonds (Ontario Redevelopment Project No. 1), 7.400%, 8/01/25     No Opt. Call        Aaa        6,598,000

    1,340,000   Pomona Public Financing Authority, California, 1992 Revenue Bonds, Series A (Water Treatment Project),
                 6.100%, 7/01/17                                                             7/02 at 102        Aaa        1,434,376

    8,880,000   City of Ponoma, California, Single Family Mortgage Revenue Refunding Bonds (GNMA and FHLMC
                 Mortgage-Backed Securities), Series 1990B, 7.500%, 8/01/23                 No Opt. Call        Aaa       11,442,146

   10,305,000   City of San Bernardino, California, Single Family Mortgage Revenue Refunding Bonds (GNMA
                 Mortgage-Backed Securities), Series 1990A 7.500%, 5/01/23                  No Opt. Call        Aaa       12,852,396

   14,755,000   County of San Bernardino, California, Single Family Mortgage Revenue Bonds (GNMA Mortgage-
                 Backed Securities), 1988 Series A, 8.300%, 9/01/14
                 (Alternative Minimum Tax)                                                  No Opt. Call        Aaa       19,226,650

    2,000,000   City of Santa Barbara, California, Certificates of Participation (1992 Water System Improvement
                 Project and Refunding), 6.700%, 4/01/27                                     4/02 at 102        Aaa        2,170,400


------------------------------------------------------------------------------------------------------------------------------------
                Colorado - 0.3%

    1,225,000   Summit School District RE-1, Summit County, Colorado, General Obligation Improvement Bonds,
                 Series 1994, 6.700%, 12/01/14 (Pre-refunded to 12/01/04)                   12/04 at 100        Aaa        1,383,405


------------------------------------------------------------------------------------------------------------------------------------
                District of Columbia - 1.2%

    2,000,000   District of Columbia (Washington, D.C.), Hospital Revenue Bonds (National Rehabilitation Hospital,
                 Inc. Issue), Series 1989A, Medlantic Healthcare Group,
                 7.125%, 11/01/19 (Pre-refunded to 11/01/99)                                11/99 at 102        Aaa        2,129,820

    3,385,000   District of Columbia General Obligation Bonds, Series 1998A,
                 5.000%, 6/01/17                                                             6/08 at 101        Aaa        3,219,000

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Florida - 3.5%

$   3,750,000   Florida Housing Finance Authority Housing Revenue Bonds, Series 1997 J-1, Willow Lake Apartments
                 Project, 5.350%, 7/01/27 (Alternative Minimum Tax)                          1/08 at 102        Aaa    $   3,752,925

    6,835,000   Polk County Industrial Development Authority, Industrial Development Variable Rate Revenue Bonds,
                 1985 Series 2 (Winter Haven Hospital Project), 6.250%, 9/01/15              9/02 at 103        Aaa        7,407,705

    4,200,000   Financing Corporation for the School Board of Sarasota County, Florida, Lease Revenue Bonds,
                 Series 1990, 7.250%, 7/01/10  (Pre-refunded to 7/01/00)                     7/00 at 101        Aaa        4,512,354


------------------------------------------------------------------------------------------------------------------------------------
                Georgia - 3.6%

                Development Authority of Burke County, Georgia, Pollution
                Control Revenue Bonds (Oglethorpe Power Corporation Vogtle
                Project), Series 1992:
    3,555,000    7.800%, 1/01/08 (Pre-refunded to 1/01/03)                                   1/03 at 103        Aaa        4,149,360
   10,000,000    8.000%, 1/01/15 (Pre-refunded to 1/01/03)                                   1/03 at 103        Aaa       11,755,500


------------------------------------------------------------------------------------------------------------------------------------
                Illinois - 12.6%

    6,690,000   Illinois HealthFacilities Authority Revenue Bonds, Series 1989 (Memorial Medical Center Project),
                 6.500%, 10/01/16 (Pre-refunded to 10/01/00)                                10/00 at 102        Aaa        7,172,416

    2,260,000   City of Carbondale, Illinois, Hospital Revenue Refunding Bonds (Southern Illinois Hospital Services),
                 Series 1987, 6.875%, 3/01/15                                                3/99 at 100        Aaa        2,293,041

   10,000,000   City of Chicago (Illinois), General Obligation Adjustable Rate Bonds, Central Public Library Project,
                 Series C of 1988, 6.850%, 1/01/17 (Pre-refunded to 7/01/02)             7/02 at 101 1/2        Aaa       11,075,400

    8,200,000   Board of Education of the City of Chicago, General Obligation Lease Certificates, 1992 Series A,
                 6.250%, 1/01/15                                                            No Opt. Call        Aaa        9,239,760

    2,600,000   The County of Cook, Illinois, General Obligation Bonds, Series 1991, 6.250%, 11/01/21
                 (Pre-refunded to 11/01/01)                                                 11/01 at 102        Aaa        2,813,798

                Aurora West School District Number 129, Kane County, Illinois,
                General Obligation School Bonds, Series 1977:
    1,865,000    5.125%, 2/01/14                                                             2/08 at 100        Aaa        1,838,107
    1,700,000    5.000%, 2/01/16                                                             2/08 at 100        Aaa        1,639,752

   10,150,000    Onterie Center Housing Finance Corporation (An Illinois Not for
                 Profit Corporation), Mortgage Revenue Refunding Bonds, Series
                 1992A (FHA Insured Mortgage Loan-Onterie Center Project), 7.050%, 7/01/27   7/02 at 102        Aaa       10,803,863

    3,225,000   Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Countries,
                 Illinois, General Obligation Bonds,Series 1992A, 9.000%, 06/01/09          No Opt. Call        Aaa        4,370,391

    4,000,000   Public Building Commission of St. Clair County, Illinois, St. Clair County, Illinois, Public Building
                 Revenue Bonds, Series 1992, 6.350%, 12/01/09 (Alternative Minimum Tax)     12/02 at 102        Aaa        4,294,720


------------------------------------------------------------------------------------------------------------------------------------
                Indiana - 4.8%

    2,500,000   Indiana Bond Bank, Special Program Bonds, Series 1985A, 9.000%, 8/01/09
                 (Pre-refunded to 2/01/99)                                               2/99 at 101 1/2        Aaa        2,692,025

    5,375,000   Indiana Health Facility Financing Authority, Hospital Revenue Refunding and Improvement Bonds,
                 Series 1992 (Community Hospitals Projects), 6.400%, 5/01/12                 5/02 at 102        Aaa        5,762,108

    2,000,000   Fremont Middle School Building Corporation First Mortgage Bonds, Series 1992, Fremont, Indiana,
                 6.750%, 3/15/13 (Pre-refunded to 3/15/02)                                   3/02 at 101        Aaa        2,189,940

    7,000,000   Southwest Allen Multi School Building Corporation, First Mortgage Refunding Bonds, Series 1992 B,
                 Fort Wayne, Indiana, 6.375%, 1/15/09                                        1/02 at 101        Aaa        7,493,780

    3,000,000   Wheeler-Union Township School Building Corporation (Porter County, Indiana), First Mortgage Bonds
                 Series 1997, 5.625%, 1/15/15                                                7/07 at 102        Aaa        3,086,040


------------------------------------------------------------------------------------------------------------------------------------
                Kentucky - 1.6%

    6,500,000   County of Daviess, Kentucky, Insured Hospital Revenue Bonds 1992 (ODCH, Inc. Project),
                 Series A, 6.250%, 8/01/22                                                   8/02 at 102        Aaa        6,995,625


------------------------------------------------------------------------------------------------------------------------------------
                Louisiana - 2.2%

                Louisiana Public Facilities Authority, Hospital Revenue Bonds
                (Our Lady of Lourdes Regional Medical Center Project), Series 1992:
    5,000,000    6.375%, 2/01/12                                                             2/02 at 102        Aaa        5,392,750
    4,000,000    6.450%, 2/01/22                                                             2/02 at 102        Aaa        4,344,560

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------

                Massachusetts - 2.8%

$   8,335,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical
                 Center Hospitals Issue, Series F, 6.625%, 7/01/25                           7/02 at 102        Aaa    $   9,062,812

    3,000,000   Framingham Housing Authority, Massachusetts, Mortgage Revenue Bonds (GNMA Collateralized-
                 Beaver Terrace Apartments Project), Series 1992A, 6.650%, 2/20/32           8/01 at 102        AAA        3,149,100


------------------------------------------------------------------------------------------------------------------------------------
                Michigan - 0.5%

    2,000,000   Paw Paw Public Schools, County of Van Buren,State of Michigan, 1995 School Building and Site
                 Bonds (General Obligation-Unlimited Tax), 5.625%, 5/01/25                   5/05 at 100        Aaa        2,034,100


------------------------------------------------------------------------------------------------------------------------------------
                Minnesota - 0.4%

    1,770,000   Minnesota Housing Finance Agency, Rental Housing Bonds, 1995 Series D
                 (Non-AMT), 5.950%, 2/01/18                                                  2/05 at 102        Aaa        1,839,526


------------------------------------------------------------------------------------------------------------------------------------
                Mississippi - 0.6%

    2,560,000   Mississippi Home Corporation, Single Family Senior Revenue Refunding Bonds, Series 1990A,
                 9.250%, 3/01/12                                                             9/00 at 103        Aaa        2,734,643


------------------------------------------------------------------------------------------------------------------------------------
                Missouri - 3.9%

    4,000,000   Health and EducationalFacilities Authority of the State of Missouri, Educational Facilities Revenue
                 Bonds (Saint Louis University), Series 1996, 5.200%, 10/01/26              10/06 at 102        Aaa        3,889,920

    7,495,000   The Industrial Development Authority of Jefferson County, Missouri, Housing Revenue Bonds
                 (Richardson Road Apartments Project), Series 1985, 11.000%, 12/15/15
                 (Pre-refunded to 8/15/07)                                                   8/07 at 100        AAA       10,962,262

    2,250,000   The Industrial Development Authority of TheCity of University City, Missouri, Multifamily Housing Revenue
                 Refunding Bonds (GNMA Collateralized-Canterbury Gardens Project),
                 Series 1995A, 6.000%, 12/20/30                                             12/05 at 102        AAA        2,321,235


------------------------------------------------------------------------------------------------------------------------------------
                Montana - 3.2%

   13,000,000   City of Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds (Puget Sound
                 Power and Light Company Colstrip Project), Series 1992, 6.800%, 3/01/22     3/02 at 102        Aaa       14,126,320


------------------------------------------------------------------------------------------------------------------------------------
                Nebraska - 0.9%

    2,500,000   Nebraska Investment Finance Authority, Multifamily Housing Revenue Bonds (Cambury Hills
                 Apartments Project), Series 1997, 5.875%, 10/01/29
                 (Alternative Minimum Tax)                                                  10/07 at 101        Aaa        2,553,050

    1,415,000   Nebraska Investment Finance Authority, Single Family Mortgage Revenue Bonds, 1998 Series 1,
                 8.125%, 8/15/38 (Alternative Minimum Tax)                                   8/98 at 102        Aaa        1,451,875


------------------------------------------------------------------------------------------------------------------------------------
                Nevada - 3.7%

   10,250,000   Humboldt County, Nevada, Variable Rate Demand Pollution Control Refunding Revenue Bonds
                 (Sierra Pacific Power Company Project), Series 1987, 6.550%, 10/01/13       5/02 at 102        Aaa       11,127,298

    5,050,000   Washoe County, Nevada, Variable Rate Demand Gas and Water Facilities Refunding Revenue Bonds
                 (Sierra Pacific Power Company Project), Series 1987, 6.300%, 12/01/14       7/02 at 102        Aaa        5,415,065


------------------------------------------------------------------------------------------------------------------------------------
                New Hampshire - 0.7%

    3,000,000   New Hampshire Higher Educational and Health Facilities Authority, Hospital Revenue Bonds, Concord
                 Hospital Issue, Series 1996, 6.000%, 10/01/26                              10/06 at 102        Aaa        3,181,140


------------------------------------------------------------------------------------------------------------------------------------
                New York - 5.5%

    7,645,000   Metropolitan Transportation Authority, Transit Facilities Revenue Bonds,
                 Series J, 9.100%, 7/01/05                                                  No Opt. Call        Aaa        9,675,206

    1,425,000   The City of New York, General Obligation Bonds, Fiscal 1990 Series H,
                 7.875%, 8/01/00                                                            No Opt. Call        Aaa        1,539,855

                The City of New York, General Obligation Bonds, 1992 Series C:
    6,910,000    6.625%, 8/01/14 (Pre-refunded to 8/01/02)                               8/02 at 101 1/2        Aaa        7,615,096
       90,000    6.625%, 8/01/14                                                         8/02 at 101 1/2        Aaa           98,510

                The City of New York General Obligation Bonds, Fiscal 1992
                Series Subseries C-1:
    4,950,000    6.625%, 8/01/15 (Pre-refunded to 8/01/02)                               8/02 at 101 1/2        Aaa        5,455,098
       50,000    6.625%, 8/01/15                                                         8/02 at 101 1/2        Aaa           54,424

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Ohio - 1.2%

                County of Cuyahoga, Ohio, Hospital Improvement and Refunding
                Revenue Bonds, Series 1997 (The MetroHealth System Project):
$   2,600,000    5.250%, 12/01/17                                                           12/07 at 102        Aaa     $  2,606,604
    2,690,000    5.500%, 2/15/27                                                             2/07 at 102        Aaa        2,724,728


------------------------------------------------------------------------------------------------------------------------------------
                Oklahoma - 3.0%

    8,880,000   Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)                    No Opt. Call        AAA       10,209,158

    3,000,000   Tulsa Industrial Authority, Multifamily Housing Revenue Refunding Bonds (GNMA Collateralized-
                 Country Club of Woodland Hills Development), Series 1995,
                 6.250%, 11/01/27                                                           11/05 at 103        Aaa        3,172,800


------------------------------------------------------------------------------------------------------------------------------------
                Pennsylvania - 4.7%

   19,140,000   Montgomery County Industrial Development Authority, Pollution Control Revenue Refunding Bonds
                 (Philadelphia Electric Company Project), 1992 Series A, 6.625%, 6/01/22     6/02 at 102        Aaa       20,788,528


------------------------------------------------------------------------------------------------------------------------------------
                Rhode Island - 4.2%

   12,750,000   Rhode Island Depositors Economic Corporation, Special Obligation Bonds, 1992 Series A,
                 6.625%, 8/01/19 (Pre-refunded to 8/01/02)                                   8/02 at 102        Aaa       14,088,495

    2,000,000   State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital
                 Development Loan of 1993, Refunding Series, 7.000%, 6/15/05                No Opt. Call        Aaa        2,288,660

    1,900,000   The Convention Center Authority (Rhode Island), Revenue Bonds, 1991 Series A, 6.700%, 5/15/20
                 (Pre-refunded to 5/15/01)                                                   5/01 at 102        Aaa        2,066,326


------------------------------------------------------------------------------------------------------------------------------------
                South Carolina - 2.4%

    9,450,000   South Carolina Public Service Authority, Santee Cooper, Revenue Bonds, 1991 Series D,
                 6.500%, 7/01/24 (Pre-refunded to 7/01/02)                                   7/02 at 102        Aaa       10,391,504


------------------------------------------------------------------------------------------------------------------------------------
                South Dakota - 0.5%

    2,100,000   South Dakota Health and Educational Facilities Authority, Vocational Education Program
                 Revenue Bonds, Series 1993A and 1993B, 5.700%, 8/01/23                      8/03 at 102        Aaa        2,158,758


------------------------------------------------------------------------------------------------------------------------------------
                Texas - 4.8%

    5,000,000   Brazos River Authority (Texas), Collateralized Pollution Control Revenue Bonds (Texas Utilities Electric
                 Company Project), Series 1993A, 6.050%, 4/01/25 (Alternative Minimum Tax)   4/03 at 102        Aaa        5,258,900

    1,900,000   Corpus Christi Housing Finance Corporation, Single Family Mortgage Senior Revenue Refunding Bonds,
                 Series 1991A, 7.700%, 7/01/11                                               7/01 at 103        Aaa        2,096,612

    1,620,000    City of El Paso Property Finance Authority, Inc., Single Family
                 Mortgage Revenue Bonds (GNMA Mortgage- Backed Securities
                 Program), Series 1992A, 8.700%, 12/01/18 (Alternative Minimum Tax)          6/02 at 103        Aaa        1,741,662

                Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 1992A:
    5,210,000    6.500%, 8/15/17 (Pre-refunded to 8/15/02)                                   8/02 at 102        Aaa        5,735,376
    1,040,000    6.500%, 8/15/17                                                             8/02 at 102        Aaa        1,131,915

    1,600,000   Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds,
                 Series 1992B, 6.625%, 8/15/17                                               8/99 at 100        Aaa        1,635,312

    3,145,000   Rio Grande Valley Health Facilities Development Corporation (Texas), Hospital Revenue Bonds (Valley
                 Baptist Medical Center Project), Series 1992A, 6.375%, 8/01/22              8/02 at 102        Aaa        3,399,808


------------------------------------------------------------------------------------------------------------------------------------
                Utah - 0.4%

    1,490,000   State Board of Regents of the State of Utah, Weber State University, Student Facilities System
                 Revenue Bonds, Series 1992, 6.250%, 4/01/10                                 4/02 at 100        Aaa        1,576,644


------------------------------------------------------------------------------------------------------------------------------------
                Washington - 2.2%

    1,085,000   North Franklin School District No. J51-162, Franklin and Adams Counties, Washington, Unlimited Tax
                 General Obligation Bonds, 1992, 6.700%, 12/01/10
                 (Pre-refunded to 12/01/02)                                                 12/02 at 100        Aaa        1,191,676

                Puyallup School District No. 3, Pierce County, Washington, (Unlimited Tax General Obligation and
                Refunding Bonds, 1992 Series A:
    2,000,000    6.650%, 12/01/07 (Pre-refunded to 12/01/02)                                12/02 at 100        Aaa        2,190,780
    4,750,000    6.700%, 12/01/09 (Pre-refunded to 12/01/02)                                12/02 at 100        Aaa        5,212,888

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Washington (continued)

$   1,325,000   City of Richland, Washington, Electric Revenue Bonds, 1992,
                 6.700%, 11/01/11                                                           11/02 at 100        Aaa    $   1,438,684

------------------------------------------------------------------------------------------------------------------------------------
                West Virginia - 1.5%

    6,000,000   Mason County, West Virginia, Pollution Control Revenue Bonds (Appalachian Power Company Project),
                 Series I, 6.850%, 6/01/22                                                   6/02 at 102        Aaa        6,554,700
------------------------------------------------------------------------------------------------------------------------------------

$ 386,480,000   Total Investments - (cost $398,630,298) - 98.2%                                                          433,966,063
=============
                Temporary Investments in Short-Term Municipal Securities - 0.4%

$   1,000,000   Ascension Parish Pollution Control (BASF Wyandotte Corporation), Variable Rate Demand Bonds,
                 4.250%, 12/01/05+                                                                               P-1       1,000,000

      800,000   City of Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (Exxon Pipeline Company Project),
                 1993 Series B, Variable Rate Demand Bonds, 4.200%, 12/01/33+                                 VMIG-1         800,000
------------------------------------------------------------------------------------------------------------------------------------
$   1,800,000   Total Temporary Investments - 0.4%                                                                         1,800,000
=============
                Other Assets Less Liabilities - 1.4%                                                                       6,251,468
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 442,017,531
                ====================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                            Portfolio of Investments
                            NUVEEN INSURED PREMIUM INCOME MUNICIPAL FUND 2 (NPX)
                            April 30, 1998
                            (Unaudited)

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Alabama - 2.1%

$  10,000,000   The Health Care Authority of the City of Huntsville, Health Care Facilities Revenue Bonds, Series 1994-A,
                 4.650%, 6/01/24 (Mandatory put 6/01/05)                                     6/04 at 110        Aaa    $  10,029,600

    2,500,000   City of Mobile, Alabama, General Obligation Refunding Warrants, Series 1996,
                 5.750%, 2/15/16                                                             2/06 at 102        Aaa        2,623,825

    1,600,000   City of Northport (Alabama), General Obligation Warrants, Series 1996-B,
                 5.700%, 3/01/21                                                             3/06 at 102        Aaa        1,657,120

    2,000,000   City of Scottsboro (Alabama), General Obligation School Warrants,
                 Series 1996- B, 5.750%, 7/01/14                                             7/06 at 102        Aaa        2,108,500


------------------------------------------------------------------------------------------------------------------------------------
                Alaska - 1.0%

    4,200,000   Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 1996 Series A,
                 6.050%, 12/01/17                                                            6/06 at 102        Aaa        4,426,632

    3,000,000   Municipality of Anchorage, Alaska, 1989 General Obligation Refunding
                 Water Bonds, 6.250%, 6/01/23                                                6/99 at 102        Aaa        3,066,690


------------------------------------------------------------------------------------------------------------------------------------
                California - 7.3%

    6,450,000   California Housing Finance Agency, Multi-Unit Rental Housing Revenue Bonds, 1992 Series A,
                 6.625%, 2/01/24 (Alternative Minimum Tax)                                   2/03 at 102        Aa2        6,765,083

    2,500,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1996 Series D, 6.150%, 8/01/28
                 (Alternative Minimum Tax)                                                   8/07 at 102        Aaa        2,645,500

    6,500,000   California Housing Finance Agency, Multifamily Housing Revenue Bonds III, 1997 Series A,
                 5.950%, 8/01/28 (Alternative Minimum Tax)                                   2/07 at 102        Aaa        6,750,445

    1,745,000   California Housing Finance Agency, Multifamily Housing Revenue Bonds III, 1998 Series B,
                 4.750%, 8/01/08 (Alternative Minimum Tax) (WI)                             No Opt. Call        Aaa        1,723,292

   10,355,000   State of California Various Purpose General Obligation Bonds,
                 11.000%, 8/01/03                                                           No Opt. Call        Aaa       13,527,772

                Central Coast Water Authority Refunding Revenue Bonds (State
                Water Project Regional Facilities), Series 1996B:
    1,020,000    5.800%, 10/01/16                                                           10/06 at 100        Aaa        1,071,755
    2,800,000    5.850%, 10/01/22                                                           10/06 at 100        Aaa        2,918,804

    3,000,000   M-S-R Public Power Agency, California, San Juan Project Revenue Bonds,
                 Series F, 6.000%, 7/01/20                                                   7/03 at 102        Aaa        3,174,960

    3,500,000   Northern California Power Agency, Hydroelectric Project Number One, Revenue Bonds, 1993 Refunding
                 Series A, 5.500%, 7/01/16                                                   7/03 at 102        Aaa        3,559,815

    6,850,000   County of Orange, California, 1996 Recovery Certificates of Participation,
                 Series A, 6.000%, 7/01/26                                                   7/06 at 102        Aaa        7,317,102

                San Leandro Housing Finance Corporation Mortgage Revenue
                Refunding Bonds, Series 1993A (FHA Insured Mortgage Loan-Ashland
                Village Apartments Section 8 Assisted Project):
    1,785,000    6.550%, 1/01/12                                                             1/02 at 102        Aaa        1,877,427
    5,100,000    6.650%, 1/01/25                                                             1/02 at 102        Aaa        5,359,080


------------------------------------------------------------------------------------------------------------------------------------
                Colorado- 1.4%

      855,000   Adams County School District 12, Thornton General Obligation Bonds (Colorado State School Intercept
                 Program), 7.500%, 12/15/06                                                 No Opt. Call        Aaa        1,024,435

    9,425,000   Town of Castle Rock, Colorado, Multifamily Housing Revenue Bonds (The Pines at Castle Rock
                 (Phase II) Project), 1996 Series A, 6.200%, 12/01/28
                 (Alternative Minimum Tax)                                                  12/06 at 101        Aaa        9,875,138


------------------------------------------------------------------------------------------------------------------------------------
                District of Columbia- 3.1%

    5,000,000   District of Columbia (Washington, D.C.), General Obligation Refunding Bonds,
                 Series 1994A, 6.500%, 6/01/09                                              No Opt. Call        Aaa        5,657,150

    5,000,000   District of Columbia (Washington, D.C.), General Obligation
                 Refunding Bonds, Series 1993B, 5.500%, 6/01/12                             No Opt. Call        Aaa        5,193,900

    5,000,000   District of Columbia, Hospital Improvement and Refunding Revenue Bonds (Children's Hospital Issue),
                 Series 1992A, 6.250%, 7/15/19                                               7/02 at 102        Aaa        5,358,750

    3,775,000   District of Columbia Housing Finance Agency, Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1990C-4, 6.350%, 12/01/24 (Alternative Minimum Tax)                  6/03 at 102        Aaa        3,940,760

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                District of Columbia (continued)

$   4,030,000   District of Columbia Housing Finance Agency, Mortgage Revenue Refunding Bonds, Series 1993A
                 (FHA Insured Mortgage Loan-Southview Apartments II Section 8
                 Assisted Project), 6.000%, 1/01/25                                          7/03 at 102        Aaa    $   4,138,085


------------------------------------------------------------------------------------------------------------------------------------
                Florida - 1.1%
    2,420,000    Florida Department of General Services Bond Finance Division,
                 Department of Natural Resources Bonds, Preservation 2000
                 Revenue, Series 1992-A, 6.100%, 7/01/04 (Pre-refunded to 7/01/02)           7/02 at 101        Aaa        2,604,259

    6,105,000   Osceola County, Florida, Capital Improvement Revenue Bonds, Series 1998,
                 5.000%, 9/01/05                                                            No Opt. Call        Aaa        6,293,583


------------------------------------------------------------------------------------------------------------------------------------
                Georgia - 2.4%

    3,000,000   Municipal Electric Authority of Georgia, Power Revenue Bonds, Series EE,
                 6.000%, 1/01/22                                                             1/04 at 102        Aaa        3,167,430

      645,000   Housing Authority of Fulton County, Georgia, Single Family Mortgage Revenue Refunding Bonds (GNMA
                 Mortgage-Backed Securities Program), Series 1996A, 6.200%, 9/01/27
                 (Alternative Minimum Tax)                                                   9/06 at 102        AAA          675,515

   14,390,000   County Board of Education of Richmond County (Georgia), General Obligation School Bonds, Series 1997,
                 5.950%, 11/01/26                                                            5/98 at 100        Aaa       14,525,410


------------------------------------------------------------------------------------------------------------------------------------
                Illinois - 26.2%

   10,000,000   Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds (Commonwealth Edison
                 Company Project), Project 1996B, 4.400%, 12/01/06                          No Opt. Call        Aaa        9,746,900

                Illinois Development Finance Authority, School District Program
                Revenue Bonds, Series 1995 (Indian Prairie Community Unit School
                District Number 204 Project):
    3,635,000    7.750%, 12/30/03                                                           No Opt. Call        Aaa        4,236,593
    4,340,000    7.750%, 12/30/04                                                           No Opt. Call        Aaa        5,153,880

    2,000,000   Illinois Development Finance Authority, Mortgage Revenue Refunding Bonds, Series 1997A (FHA Insured
                 Mortgage Loans-Section 8 Assisted Projects), 5.750%, 7/01/18                7/07 at 102        Aaa        2,061,360

    1,950,000   Illinois Health Facilities Authority, Health Facilities Refunding Revenue Bonds (SSM Health Care),
                 Series 1992AA, 6.550%, 6/01/14                                             No Opt. Call        Aaa        2,254,883

                Illinois Health Facilities Authority (Lutheran General HealthSystem), Revenue Bonds, Series 1993A:
    4,355,000    6.125%, 4/01/12                                                            No Opt. Call        Aaa        4,835,879
    5,000,000    6.250%, 4/01/18                                                            No Opt. Call        Aaa        5,652,250

    5,000,000   Illinois Health Facilities Authority, FHA Insured Mortgage Revenue Bonds, Series 1996 (Sinai
                 Health System), 6.000%, 2/15/24                                             2/06 at 102        Aaa        5,268,150

    1,770,000   Illinois Health Facilities Authority Revenue Bonds, Series 1991 (Elmhurst Memorial Hospital),
                 6.625%, 1/01/22                                                             1/02 at 102        Aaa        1,908,343

    3,765,000   Illinois Housing Development Authority, Housing Development Bonds,
                 1993 Series A, 6.000%, 7/01/18                                              1/04 at 102         A1        3,862,212

    4,000,000   The Illinois State Toll Highway Authority, Toll Highway Priority Revenue Bonds,
                 1992 Series A,  6.200%, 1/01/16                                             1/03 at 102        Aaa        4,299,040

    2,500,000   City of Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, General Obligation Corporate
                 Purpose Bonds, Series 1996, 5.800%, 1/01/14                                 1/05 at 100        Aaa        2,600,550

    1,500,000   City of Chicago, General Obligation Bonds, Project Series 1995,
                 6.125%, 1/01/16                                                             7/05 at 102        Aaa        1,620,315

                City of Chicago, Chicago Midway Airport Revenue Bonds, 1994 Series A:
    1,100,000    6.100%, 1/01/08 (Alternative Minimum Tax)                                   1/04 at 102        Aaa        1,181,004
    2,750,000    6.250%, 1/01/14 (Alternative Minimum Tax)                                   1/04 at 102        Aaa        2,943,710

    9,000,000   City of Chicago, Chicago-O'Hare International Airport, International Terminal Special Revenue Bonds,
                 Series 1992, 6.750%, 1/01/18 (Alternative Minimum Tax)                      1/02 at 102        Aaa        9,725,040

    8,235,000   City of Chicago, Chicago-O'Hare International Airport, General Airport Second Lien Revenue Refunding
                 Bonds, 1994 Series A, 6.375%, 1/01/15                                       1/05 at 102        Aaa        9,025,231

    1,735,000   City of Chicago Sales Tax Revenue Bonds, Series 1997, 6.000%, 1/01/08       No Opt. Call        Aaa        1,894,429

                City of Chicago Tax Increment Allocation Bonds (Central Loop Redevelopment Project), Series 1997A:
    6,000,000    5.250%, 6/01/06                                                            No Opt. Call        Aaa        6,219,600
   12,250,000    5.250%, 6/01/07                                                            No Opt. Call        Aaa       12,697,248

   14,815,000   The County of Cook, Illinois, General Obligation Bonds, Series 1992A, 6.500%, 11/15/22
                 (Pre-refunded to 11/15/02)                                                 11/02 at 102        Aaa       16,369,834

   30,000,000   The County of Cook, Illinois, General Obligation Bonds, Series 1992A, 6.600%, 11/15/22
                 (Pre-refunded to 11/15/02)                                                 11/02 at 102        Aaa       33,271,200

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Illinois (continued)

$   3,000,000   Community College District No. 508, Cook County, Illinois,
                 Certificates of Participation, 8.750%, 1/01/06                             No Opt. Call        Aaa    $   3,761,730

   13,825,000   School District Number 46 Kane, Cook and DuPage Counties, Illinois (Elgin School District Number U-46),
                 School Bonds, Series 1997, 7.800%, 1/01/12                                 No Opt. Call        Aaa       17,607,935

    2,600,000   Community Unit School District Number 115 Kendall and Kane Counties, Illinois (Yorkville), School Bonds,
                 Series 1996, 7.000%, 1/01/07                                               No Opt. Call        Aaa        2,995,564

    4,035,000   Community Consolidated School District Number 41 (Lake Villa), Lake County, Illinois, General Obligation
                 School Bonds, Series 1997, 8.750%, 11/01/14                                No Opt. Call        Aaa        5,635,725

    4,035,000   Community High School District No. 157 McHenry and Lake Counties, Illinois (Richmond-Burton), General
                 Obligation School Bonds, Series 1998, 9.000%, 12/01/17 (WI)                No Opt. Call        Aaa        5,827,710

    9,100,000   Metropolitan Pier and Exposition Authority (Illinois), Dedicated State Tax Revenue Bonds (McCormick
                 Place Expansion), Series A, 6.500%, 6/15/07 (Pre-refunded to 6/15/03)       6/03 at 102        Aaa       10,121,748

                Metropolitan Pier and Exposition Authority (Illinois), McCormick Place Expansion Project Bonds, Series 1992A:
    6,335,000    6.500%, 6/15/22 (Pre-refunded to 6/15/03)                                   6/03 at 102        Aaa        7,046,294
      165,000    6.500%, 6/15/22                                                             6/03 at 102        Aaa          180,345

    3,735,000   City of Peoria, City of Moline and City of Freeport, Illinois, Collateralized Single Family Mortgage Revenue
                 Bonds, Series 1995A, 7.600%, 4/01/27 (Alternative Minimum Tax)             10/05 at 105        AAA        4,233,884

------------------------------------------------------------------------------------------------------------------------------------
                Indiana - 3.0%

                Indiana Health Facility Financing Authority Hospital Revenue Bonds, Series 1997A (Sisters of St. Francis
                Health Services, Inc. Project):
    2,170,000    5.500%, 11/01/06                                                           No Opt. Call        Aaa        2,282,753
    2,005,000    5.500%, 11/01/07                                                           No Opt. Call        Aaa        2,111,085

    2,220,000   Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
                 1993 Series A, 6.125%, 1/01/19                                              1/03 at 102        Aaa        2,367,519

    2,000,000   Indiana Transportation Finance Authority, Highway Revenue Refunding Bonds, Series 1996B,
                 6.000%, 12/01/06                                                           No Opt. Call        Aaa        2,187,780

    1,000,000   Fort Wayne South Side School Building Corporation, First Mortgage Bonds, Series 1994, Allen County,
                 Indiana, 6.125%, 1/15/12                                                    1/04 at 102        Aaa        1,079,080

    2,930,000   New Albany-Floyd County School Building Corporation (Floyd County, Indiana), First Mortgage Bonds,
                 Series 1998, 5.250%, 7/15/08 (WI)                                          No Opt. Call        AAA        3,047,200

    9,770,000   Northwest Allen Building Corporation First Mortgage Bonds, Series 1995
                 Allen County, Indiana, 5.500%, 6/01/15                                      6/05 at 102        Aaa        9,965,400

------------------------------------------------------------------------------------------------------------------------------------
                Kansas - 0.7%

    2,630,000   City of Olathe, Kansas and Labette County, Kansas, Collateralized Single Family Mortgage Refunding
                 Revenue Bonds, Series A-I, 8.100%, 8/01/23 (Alternative Minimum Tax)        2/05 at 105        Aaa        2,942,023

    2,330,000   Sedwick County, Kansas and Shawnee County, Kansas, Collateralized Single Family Mortgage Refunding
                 Revenue Bonds, Series A-II, 8.050%, 5/01/24 (Alternative Minimum Tax)      11/04 at 105        Aaa        2,602,563

------------------------------------------------------------------------------------------------------------------------------------
                Louisiana - 0.7%

    5,000,000   Louisiana State General Obligation Bonds, Series 1990, 7.000%, 9/01/09
                 (Pre-refunded to 9/01/00)                                                   9/00 at 102        Aaa        5,409,900


------------------------------------------------------------------------------------------------------------------------------------
                Maine - 0.3%

    1,745,000   Maine Turnpike Authority, Turnpike Revenue Bonds, Series 1994,
                 7.500%, 7/01/09                                                            No Opt. Call        Aaa        2,161,374


------------------------------------------------------------------------------------------------------------------------------------
                Maryland - 1.0%

    7,225,000   Maryland Transportation Authority, Special Obligation Revenue Bonds, Baltimore/Washington
                 International Airport Projects, Series 1994-A (Qualified Airport Bonds), 6.400%, 7/01/19
                 (Alternative Minimum Tax)                                                   7/04 at 102        Aaa        7,653,443

------------------------------------------------------------------------------------------------------------------------------------
                Massachusetts - 2.5%

    5,000,000   Massachusetts Housing Finance Agency, Housing Project Revenue,
                 6.150%, 10/01/15                                                            4/03 at 102        Aaa        5,255,050

    8,495,000   Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 48,
                 6.350%, 6/01/26 (Alternative Minimum Tax)                                   6/06 at 102        Aaa        8,973,693

    5,000,000   Massachusetts Housing Finance Authority, Single Family Housing Revenue Bonds, Series 53,
                 6.150%, 12/01/29 (Alternative Minimum Tax)                                  6/07 at 102        Aaa        5,254,100

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Michigan - 2.8%

$  10,000,000   Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1997 Series A(AMT),
                 6.000%, 4/01/16 (Alternative Minimum Tax)                                   4/07 at 102        Aaa    $  10,514,900

   10,000,000   County of Monroe, Michigan, Pollution Control Revenue Bonds (The Detroit Edison Company Project),
                 Series CC-1992, 6.550%, 9/01/24 (Alternative Minimum Tax)                   9/03 at 103        Aaa       10,870,900


------------------------------------------------------------------------------------------------------------------------------------
                Minnesota - 0.8%

    4,425,000   Minnesota Housing Finance Agency, Rental Housing Bonds, 1995 Series D
                 (Non-AMT), 5.950%, 2/01/18                                                  2/05 at 102        Aaa        4,598,814

    1,880,000   Minnesota Housing Finance Agency, Single Family Mortgage Bonds,
                 1996 Series H, 6.000%, 1/01/21                                              1/06 at 102         AA        1,942,472


------------------------------------------------------------------------------------------------------------------------------------
                Missouri - 3.0%

    3,415,000   Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds
                 (Health Midwest), Series 1992B, 6.250%, 2/15/22                             2/02 at 102        Aaa        3,656,338

    1,030,000   Missouri Housing Development Commission, Multifamily Housing Revenue Bonds (Brookstone Village
                 Apartments Project), 1996 Series A, 6.000%, 12/01/16
                 (Alternative Minimum Tax)                                                  12/06 at 102        Aaa        1,073,373

    1,000,000   The Industrial Development Authority of the City of Hazelwood, Missouri, Multifamily Housing Revenue
                 Refunding Bonds (GNMA Collateralized-The Lakes Apartments Project),
                 Series 1996A, 6.000%, 9/20/16                                               9/06 at 102        AAA        1,049,600

    8,000,000   City of Kansas City, Missouri, General Improvement Airport Refunding Revenue Bonds, Series 1995,
                 6.750%, 9/01/09                                                             9/05 at 101        Aaa        9,101,280

    4,500,000   Land Clearance For Redevelopment Authority, of Kansas City, Missouri, Lease Revenue Bonds (Municipal
                 Auditorium and Muehlebach Hotel Redevelopment Projects), Series 1995A,
                 5.900%, 12/01/18                                                           12/05 at 102        Aaa        4,761,945

    1,000,000   Kansas City Municipal Assistance Corporation, Leasehold Revenue Capital Improvement Bonds (Kansas
                 City, Missouri, Lessee), Series 1996B, 5.750%, 1/15/14                      1/06 at 101        Aaa        1,050,310

    2,700,000   The Industrial Development Authority of the County of St. Louis, Missouri, Multifamily Housing Revenue
                 Refunding Bonds (GNMA Collateralized-South Summit Apartments Project), Series 1997A,
                 6.050%, 4/20/27                                                             4/07 at 102        AAA        2,843,829


------------------------------------------------------------------------------------------------------------------------------------
                Nevada - 3.4%

    2,905,000   Clark County, Nevada, General Obligation (Limited Tax) (Additionally Secured with Pledged Revenues),
                 Airport Bonds, Series June 1, 1991, 10.000%, 6/01/01                       No Opt. Call        Aaa        3,376,772

    5,000,000   Clark County, Nevada, Industrial Development Revenue Bonds (Nevada Power Company Project),
                 Series 1992A, 6.700%, 6/01/22 (Alternative Minimum Tax)                     6/02 at 102        Aaa        5,405,600

                Clark County School District, Nevada, General Obligation
                (Limited Tax), School Improvement Bonds, Series May 1, 1995A:
    7,295,000    7.250%, 6/15/03                                                            No Opt. Call        Aaa        8,205,343
    8,320,000    7.250%, 6/15/04                                                            No Opt. Call        Aaa        9,510,925


------------------------------------------------------------------------------------------------------------------------------------
                New York - 6.8%

    5,230,000   Dormitory Authority of the State of New York, Maimonides Medical Center, FHA Insured Mortgage Hospital
                 Revenue Bonds, Series 1996A, 5.750%, 8/01/14                                2/06 at 102        Aaa        5,484,126

                New York State Medical Care Facilities Finance Agency, New York
                Hospital FHA Insured Mortgage Revenue Bonds, 1994 Series A
                (AMBAC Insured Series):
    3,000,000    6.750%, 8/15/14 (Pre-refunded to 2/15/05)                                   2/05 at 102        Aaa        3,434,370
    2,500,000    6.800%, 8/15/24 (Pre-refunded to 2/15/05)                                   2/05 at 102        Aaa        2,868,600

    6,150,000   New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities Improvement
                 Revenue Bonds, 1995 Series C, 6.000%, 8/15/15                               2/05 at 102        Aaa        6,560,144

    3,000,000   New York State Thruway Authority, Highway and Bridge Trust Fund Bonds,
                 Series 1995B, 6.000%, 4/01/05                                              No Opt. Call        Aaa        3,244,530

    4,090,000   Metropolitan Transportation Authority Commuter Facilities Revenue Bonds,
                 Series 1994A, 8.000%, 7/01/07                                              No Opt. Call        Aaa        5,044,402

    4,985,000   Metropolitan Transportation Authority, Transit Facilities Revenue Bonds,
                 Series O, 8.000%, 7/01/07                                                  No Opt. Call        Aaa        6,148,250

    5,000,000   Metropolitan Transportation Authority, Transit Facilities Revenue Bonds,
                 Series K, 6.300%, 7/01/06                                                  No Opt. Call        Aaa        5,526,450

    4,000,000   The City of New York, General Obligation Bonds, Fiscal 1995 Series E,
                 8.000%, 8/01/05                                                            No Opt. Call        Aaa        4,827,480

    2,500,000   The City of New York General Obligation Bonds, Fiscal 1993
                 Series A, 5.750%, 8/01/10                                               8/02 at 101 1/2        Aaa        2,643,400

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                New York (continued)

$   5,000,000   The City of New York General Obligation Bonds, Fiscal 1997 Series E,
                 6.000%, 8/01/08                                                         8/06 at 101 1/2        Aaa    $   5,448,000

    1,070,000   City of Niagara Falls, Niagara County, New York, Public Improvement (Serial) Bonds, 1994,
                 7.500%, 3/01/09                                                            No Opt. Call         Aaa       1,319,460


------------------------------------------------------------------------------------------------------------------------------------
                Ohio - 2.9%

    5,500,000   Ohio Air Quality Development Authority, State of Ohio, Collateralized Pollution Control Revenue Refunding
                 Bonds, Series 1992 (The Cleveland Electric Illuminating Company Project),
                 8.000%, 12/01/13                                                            6/02 at 103        Aaa        6,288,260

    5,805,000   Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds (GNMA Mortgage-Backed Securities
                 Program), 1989 Series A, 7.650%, 3/01/29 (Alternative Minimum Tax)          9/99 at 102        AAA        6,093,683

    2,000,000   City of Cleveland, Ohio, Waterworks Improvements First Mortgage Revenue Bonds, Series F, 1992,
                 6.250%, 1/01/15                                                             1/02 at 102        Aaa        2,145,360

    5,000,000   Fairfield City School District, County of Butler, Ohio, School Improvement Bonds, Series 1995,
                 6.000%, 12/01/20                                                           12/05 at 100        Aaa        5,279,900

    2,250,000   Hamilton County, Ohio, Sewer System Improvement and Refunding Revenue Bonds, 1993 Series A (The
                 Metropolitan Sewer District of Greater Cincinnati), 5.450%, 12/01/09       No Opt. Call        Aaa        2,398,298


------------------------------------------------------------------------------------------------------------------------------------
                Oklahoma - 2.1%

    8,425,000   McGee Creek Authority Water Revenue Bonds, Series 1992 (Oklahoma),
                 6.000%, 1/01/23                                                            No Opt. Call        Aaa        9,367,673

    6,000,000   Norman Regional Hospital Authority (Norman, Oklahoma), Hospital Revenue Bonds, Series 1991,
                 6.900%, 9/01/21 (Pre-refunded to 9/01/01)                                   9/01 at 102        Aaa        6,586,260


------------------------------------------------------------------------------------------------------------------------------------
                Pennsylvania - 4.7%

    3,810,000   Allegheny County Residential Finance Authority Single Family Mortgage Revenue Bonds, 1996 Series AA,
                 6.450%, 5/01/28 (Alternative Minimum Tax)                                  11/06 at 102        Aaa        4,027,322

    6,000,000   Cambria County Industrial Development Authority (Pennsylvania), Pollution Control Revenue Refunding
                 Bonds, 1995 Series A (Pennsylvania Electric Company Project),
                 5.800%, 11/01/20                                                           11/05 at 102        Aaa        6,262,680

    4,750,000   Lehigh County Industrial Development Authority, Pollution Control Revenue Refunding Bonds, 1992 Series A
                 (Pennsylvania Power and Light Company Project), 6.400%, 11/01/21           11/02 at 102        Aaa        5,165,483

    1,000,000   Luzerne County Industrial Development Authority, Exempt Facilities Revenue Refunding Bonds, 1994 Series A
                 (Pennsylvania Gas and Water Company Project), 7.000%, 12/01/17
                 (Alternative Minimum Tax)                                                  12/04 at 102        Aaa        1,126,650

    2,680,000   The School District of Philadelphia, Pennsylvania, General Obligation Refunding Bonds, Series A of 1995,
                 6.250%, 9/01/08                                                            No Opt. Call        Aaa        2,988,897

    5,000,000   Pittsburgh General Obligation Refunding Bonds, Series A, 5.000%, 3/01/02    No Opt. Call        Aaa        5,106,300

                University of Pittsburgh, Commonwealth of Higher Education Capital Projects, Series 1992-A:
    1,395,000    6.125%, 6/01/21 (Pre-refunded to 6/01/02)                                   6/02 at 102        Aaa        1,511,873
    4,105,000    6.125%, 6/01/21                                                             6/02 at 102        Aaa        4,399,000

    5,750,000   York County Solid Waste and Refuse Authority (Commonwealth of Pennsylvania), Solid Waste System
                 Refunding Revenue Bonds (County Guaranteed), Series of 1997,
                 5.500%, 12/01/07                                                           No Opt. Call        Aaa        6,096,898


------------------------------------------------------------------------------------------------------------------------------------
                South Carolina - 0.9%

    6,500,000   Piedmont Municipal Power Agency (South Carolina), Electric Revenue Bonds, 1992 Refunding Series,
                 6.300%, 1/01/22 (Pre-refunded to 1/01/03)                                   1/03 at 102        Aaa        7,137,715


------------------------------------------------------------------------------------------------------------------------------------
                Tennessee - 0.2%

    1,500,000   Knoxville's Community Development Corporation, Multifamily Mortgage Revenue Bonds (GNMA
                 Mortgage-Backed Security Program-Morningside Gardens Project),
                 Series 1993, 6.200%, 7/20/28                                                7/03 at 101        AAA        1,560,330


------------------------------------------------------------------------------------------------------------------------------------
                Texas - 3.7%

                State of Texas, Veterans' Housing Assistance Bonds, Series 1993, General Obligation Bonds:
    8,650,000    6.800%, 12/01/23 (Alternative Minimum Tax)                                 12/03 at 102        Aaa        9,307,400
    1,730,000    6.800%, 12/01/23 (Alternative Minimum Tax)                                 12/03 at 102         AA        1,857,155

   16,900,000   Tarrant County Water Control and Improvement District Number One, (Tarrant County, Texas), Water
                 Revenue Refunding and Improvement Bonds,Series 1992, 5.750%, 3/01/13
                 (Pre-refunded to 3/01/01)                                                   3/01 at 100        Aaa       17,590,196

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Utah - 0.5%

$   3,600,000   State Board of Regents of the State of Utah, Student Loan Revenue Bonds, Series 1993B,
                 5.900%, 11/01/13 (Alternative Minimum Tax)                                 11/03 at 102        Aaa    $   3,716,568


------------------------------------------------------------------------------------------------------------------------------------
                Virginia - 0.3%

    2,250,000   Virginia Housing Development Authority, Multifamily Housing Revenue Bonds, Series B, 6.050%, 5/01/17
                 (Alternative Minimum Tax)                                                   5/08 at 102        Aaa        2,351,385


------------------------------------------------------------------------------------------------------------------------------------
                Washington - 7.5%

    6,130,000   Washington Health Care Facilities Authority, Revenue Bonds, Series 1992, (Swedish Hospital Medical
                 Center, Seattle), 6.300%, 11/15/22 (Pre-refunded to 11/15/02)              11/02 at 102        Aaa        6,605,136

    8,100,000   Washington Health Care Facilities Authority, Revenue Bonds, Series 1992 (Virginia Mason Obligated Group,
                 Seattle), 6.300%, 2/15/17                                                   2/03 at 102        Aaa        8,714,061

    3,750,000   Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds, Series 1993B,
                 5.600%, 7/01/15                                                             7/03 at 102        Aaa        3,821,438

   10,500,000   Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds, Series 1996-A,
                 (Bonneville Power Administration), 5.750%, 7/01/11                          7/06 at 102        Aaa       11,095,245

    5,535,000   Washington Public Power Supply System, Nuclear Project No. 3, Refunding Revenue Bonds, Series 1989A,
                 6.000%, 7/01/18 (Pre-refunded to 7/01/99)                                   7/99 at 100        Aaa        5,668,504

    6,295,000   Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue Bonds, Series 1993B,
                 5.600%, 7/01/17                                                             7/03 at 102        Aaa        6,386,781

    5,700,000   Benton County Public Utility District #1, Electric Revenue and Refunding Bonds, Series 1991,
                 6.750%, 11/01/11 (Pre-refunded to 11/01/01)                                11/01 at 102        Aaa        6,260,594

    4,340,000   City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 1994 Series B,
                 8.000%, 12/01/07                                                           No Opt. Call        Aaa        5,427,212

    2,500,000   City of Tacoma, Washington, Sewer Revenue Bonds, 1995 Series B,
                 6.375%, 12/01/15                                                           12/05 at 100        Aaa        2,709,750

    1,465,000   Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Bonds,
                 1995, 6.250%, 12/01/07                                                     No Opt. Call        Aaa        1,610,386


------------------------------------------------------------------------------------------------------------------------------------
                West Virginia - 2.8%

   20,000,000   The County Commission of Pleasants County, West Virginia, Pollution Control Revenue Bonds (Monongahela
                 Power Company Pleasants Station Project), 1995 Series C, 6.150%, 5/01/15    5/05 at 102        Aaa       21,590,800


------------------------------------------------------------------------------------------------------------------------------------
                Wisconsin - 1.0%

    2,000,000   Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1992 (Children's Hospital
                 of Wisconsin, Inc. Project), 6.500%, 8/15/10                                8/02 at 102        Aaa        2,161,120
    5,000,000   Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 1995 (Mercy Health System
                 Corporation), 6.125%, 8/15/13                                               8/05 at 102        Aaa        5,382,750


------------------------------------------------------------------------------------------------------------------------------------
                Puerto Rico - 2.0%

   13,000,000   Puerto Rico Electric Power Authority, 7.000%, 7/01/07                       No Opt. Call        Aaa       15,301,000
------------------------------------------------------------------------------------------------------------------------------------

$ 699,510,000   Total Investments - (cost $729,754,457) - 98.2%                                                          762,201,042
=============

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Temporary Investments in Short-Term Municipal Securities - 1.0%

$     650,000   Allegheny County Hospital Development Authority (Presbyterian-University Health System), Variable
                 Rate Demand Bonds, 4.100%, 3/01/18+                                                         VMIG-1    $     650,000

    4,900,000   Delaware County Industrial Development Authority, Airport Facility (UPS), Variable Rate Demand Bonds,
                 4.150%, 12/01/15+                                                                              A-1+       4,900,000

    1,800,000   New Jersey Economic Development Authority, Series 1998 Economic Development Refunding Bonds
                 (New Jersey Foreign Trade Zone Venture), Variable Rate Demand Bonds, 3.800%, 12/01/07+         A-1+       1,800,000

      400,000   Sabine River Authority of Texas, Collateralized Pollution Control, Variable Rate Demand Bonds (Texas
                 Utilities Electric Company), 4.350%, 4/01/30 (Alternative Minimum Tax)+                        A-1+         400,000
------------------------------------------------------------------------------------------------------------------------------------
$   7,750,000   Total Temporary Investments - 1.0%                                                                         7,750,000
=============
                Other Assets Less Liabilities - 0.8%                                                                       5,849,156
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 775,800,198
                ====================================================================================================================


All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

(WI) Security purchased on a when-issued basis (note 1).

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

Statement of Net Assets
April 30, 1998
(Unaudited)
                                                                Insured              Insured             Premier             Insured
                                                                Quality          Opportunity      Insured Income    Premium Income 2
------------------------------------------------------------------------------------------------------------------------------------
Assets
 Investments in municipal securities,
  at market value (note 1)                                 $833,622,285       $1,830,281,064        $433,966,063        $762,201,042
 Temporary investments in short-term municipal securities,
   at amortized cost, which approximates
    market value (note 1)                                     1,000,000            1,500,000           1,800,000           7,750,000
 Cash                                                           988,016            1,625,519              63,606              39,859
 Receivables:
   Interest                                                  15,548,931           36,499,032           7,878,581          15,773,426
   Investments sold                                           7,846,166            6,905,516             226,145           3,829,028
 Other assets                                                    48,563              138,699              25,941              56,648
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                          859,053,961        1,876,949,830         443,960,336         789,650,003
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
 Payable for investments purchased                            7,705,451            9,866,550                  --          10,625,097
 Accrued expenses:
   Management fees (note 6)                                     438,448              941,296             232,326             402,364
   Other                                                        352,260              615,871             128,680             465,830
 Preferred share dividends payable                              302,551              258,015              85,116             103,552
 Common share dividends payable                               2,992,065            6,583,835           1,496,683           2,252,962
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                      11,790,775           18,265,567           1,942,805          13,849,805
------------------------------------------------------------------------------------------------------------------------------------
Net assets (note 7)                                        $847,263,186       $1,858,684,263        $442,017,531        $775,800,198
====================================================================================================================================

Preferred shares, at liquidation value                     $260,000,000       $  600,000,000        $140,000,000        $268,900,000
====================================================================================================================================

Preferred shares outstanding                                     10,400               24,000               5,600              10,756
====================================================================================================================================

Common shares outstanding                                    37,636,042           80,290,670          19,188,247          37,239,037
====================================================================================================================================

Net asset value per Common share outstanding (net assets
   less Preferred shares at liquidation value, divided
   by Common shares outstanding)                           $      15.60       $        15.68        $      15.74        $      13.61
====================================================================================================================================



                                 See accompanying notes to financial statements.

Statement of Operations
Six Months Ended April 30, 1998
(Unaudited)
                                                                Insured              Insured             Premier            Insured
                                                                Quality          Opportunity      Insured Income   Premium Income 2
Investment Income (note 1)                                  $25,829,622          $55,966,290         $12,977,610        $20,899,800
-----------------------------------------------------------------------------------------------------------------------------------
Expenses
 Management fees (note 6)                                     2,649,837            5,690,169           1,403,679          2,431,329
 Preferred shares - auction fees                                306,212              743,836             173,561            333,362
 Preferred shares - dividend disbursing agent fees               17,356               29,753               9,917             24,795
 Shareholders' servicing agent fees and expenses                 61,277               96,381              24,264             35,707
 Custodian's fees and expenses                                   54,144              103,312              35,318             52,630
 Directors'/Trustees' fees and expenses (note 6)                  3,811                8,370               1,992              3,482
 Professional fees                                               10,735               12,422              10,039             10,852
 Shareholders' reports - printing and mailing expenses           80,511              177,079              43,401             79,574
 Stock exchange listing fees                                     16,239               33,724              12,031             16,140
 Portfolio insurance expense                                     60,887              125,050                  --             13,756
 Investor relations expense                                      35,981               74,249              17,769             30,446
 Other expenses                                                  20,090               41,259              13,355             19,699
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                3,317,080            7,135,604           1,745,326          3,051,772
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                        22,512,542           48,830,686          11,232,284         17,848,028
-----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investment transactions
  (notes 1 and 4)                                             5,374,083            4,117,457              40,793          4,469,184
Net change in unrealized appreciation or
  depreciation of investments                                (7,637,482)         (11,364,533)         (1,448,855)        (3,269,163)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                             (2,263,399)          (7,247,076)         (1,408,062)         1,200,021
===================================================================================================================================

Net increase in net assets from operations                  $20,249,143          $41,583,610         $ 9,824,222        $19,048,049
===================================================================================================================================


                                 See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)

                                                                    Insured Quality                       Insured Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months Ended           Year Ended    Six Months Ended         Year Ended
                                                                4/30/98             10/31/97             4/30/98           10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Operations
 Net investment income                                     $ 22,512,542         $ 45,571,378       $  48,830,686      $  98,183,669
 Net realized gain (loss) from investment transactions
  (notes 1 and 4)                                             5,374,083              448,311           4,117,457           (765,609)
 Net change in unrealized appreciation or
  depreciation of investments                                (7,637,482)          10,103,347         (11,364,533)        23,097,394
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                   20,249,143           56,123,036          41,583,610        120,515,454
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
   Common shareholders                                      (18,002,711)         (36,606,433)        (39,427,040)       (78,482,463)
   Preferred shareholders                                    (4,873,992)          (9,532,872)        (10,285,063)       (20,702,910)
From accumulated net realized gains from investment transactions:
   Common shareholders                                         (375,408)          (2,596,924)                 --         (1,903,809)
   Preferred shareholders                                       (19,266)            (659,152)                 --           (488,200)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders   (23,271,377)         (49,395,381)        (49,712,103)      (101,577,382)
-----------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (note 2)
 Net proceeds from Common shares issued to shareholders due to
   reinvestment of distributions                              1,923,642            2,330,125           5,042,139          5,101,250
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                        (1,098,592)           9,057,780          (3,086,354)        24,039,322
Net assets at beginning of period                           848,361,778          839,303,998       1,861,770,617      1,837,731,295
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                $847,263,186         $848,361,778      $1,858,684,263     $1,861,770,617
===================================================================================================================================

Balance of undistributed net investment income at
  end of period                                            $    384,590         $    748,751      $    1,252,580     $    2,133,997
===================================================================================================================================


                                  See accompanying notes to financial statements

Statement of Changes in Net Assets (continued)
(Unaudited)
                                                                Premier Insured Income                 Insured Premium Income 2
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months Ended           Year Ended    Six Months Ended         Year Ended
                                                                4/30/98             10/31/97             4/30/98           10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Operations
 Net investment income                                     $ 11,232,284         $ 22,687,584        $ 17,848,028       $ 37,191,148
 Net realized gain (loss) from investment transactions
  (notes 1 and 4)                                                40,793              647,328           4,469,184          6,081,917
 Net change in unrealized appreciation or
  depreciation of investments                                (1,448,855)           6,330,640          (3,269,163)        14,037,201
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                    9,824,222           29,665,552          19,048,049         57,310,266
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
   Common shareholders                                       (8,971,988)         (17,900,403)        (13,832,031)       (27,035,440)
   Preferred shareholders                                    (2,369,772)          (4,895,368)         (4,629,040)        (9,390,887)
From accumulated net realized gains from
  investment transactions:
   Common shareholders                                         (400,607)                  --                  --                --
   Preferred shareholders                                      (110,068)                  --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders   (11,852,435)         (22,795,771)        (18,461,071)       (36,426,327)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (note 2)
 Net proceeds from Common shares issued to shareholders due to
   reinvestment of distributions                                872,626              168,892                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                        (1,155,587)           7,038,673             586,978         20,883,939
Net assets at beginning of period                           443,173,118          436,134,445         775,213,220        754,329,281
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                $442,017,531         $443,173,118        $775,800,198       $775,213,220
====================================================================================================================================

Balance of undistributed net investment income at
  end of period                                            $    395,832         $    505,308        $  1,160,106       $  1,773,149
====================================================================================================================================


                                 See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)


1. General Information and Significant Accounting Policies
The National Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Insured Quality Municipal Fund, Inc.
(NQI), Nuveen Insured Municipal Opportunity Fund, Inc. (NIO), Nuveen Premier Insured Municipal Income Fund, Inc. (NIF) and Nuveen Insured Premium Income Municipal Fund 2 (NPX).

Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 1998, Insured Opportunity and Insured Premium Income 2 had outstanding when-issued and delayed delivery purchase commitments of $9,866,550 and $10,625,097, respectively. There were no such outstanding purchase commitments in either of the other Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the auction agent, except for Insured Quality Series F which has lengthened its current dividend period from seven days to five years. The number of Preferred shares outstanding, by Series and in total, at April 30, 1998, is as follows:

                                                                                     Premier      Insured
                                                           Insured      Insured      Insured      Premium
                                                           Quality  Opportunity       Income     Income 2
Number of Shares:
   Series M                                                  2,600        4,000           --        2,080
   Series T                                                  2,600        4,000           --        2,200
   Series W                                                  2,600        4,000           --        2,080
   Series Th                                                    --        4,000        2,800        2,200
   Series Th2                                                   --        4,000           --           --
   Series F                                                  2,600        4,000        2,800        2,196
---------------------------------------------------------------------------------------------------------
Total                                                       10,400       24,000        5,600       10,756
=========================================================================================================

Insurance
The Funds invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap, option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended April 30, 1998.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

2. Fund Shares
Transactions in Common shares were as follows:

                                                             Insured Quality        Insured Opportunity
                                                  Six Months Ended   Year Ended  Six Months Ended   Year Ended
                                                           4/30/98     10/31/97           4/30/98     10/31/97
Shares issued to shareholders
   due to reinvestment
   of distributions                                        119,244      150,998           309,396      324,092
==============================================================================================================

                                                         Premier Insured Income   Insured Premium Income 2
                                                  Six Months Ended   Year Ended  Six Months Ended   Year Ended
                                                           4/30/98     10/31/97           4/30/98     10/31/97
Shares issued to shareholders
   due to reinvestment
   of distributions                                         54,102       10,669                --           --
==============================================================================================================

3. Distributions to Common Shareholders
On May 1, 1998, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 1, 1998, to shareholders of record on May 15, 1998, as follows:

                                                                                     Premier      Insured
                                                           Insured      Insured      Insured      Premium
                                                           Quality  Opportunity       Income     Income 2
Dividend per share                                          $.0765       $.0790       $.0780       $.0605
=========================================================================================================

4. Securities Transactions
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the six months ended April 30, 1998, were as follows:

                                                                                     Premier      Insured
                                                           Insured      Insured      Insured      Premium
                                                           Quality  Opportunity       Income     Income 2
Purchases:
   Investments in municipal securities                 $88,616,361 $138,142,369  $23,335,308 $122,003,884
   Temporary municipal investments                      47,300,000   84,500,000   14,600,000   76,650,000
Sales and Maturities:
   Investments in municipal securities                  89,922,486  131,097,767   25,401,740  109,229,056
   Temporary municipal investments                      49,200,000   84,400,000   12,800,000   68,900,000
=========================================================================================================

At April 30, 1998, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At October 31, 1997, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                                  Insured
                                                                                     Insured      Premium
                                                                                 Opportunity     Income 2
Expiration year:
   2002                                                                             $     --  $ 7,224,963
   2003                                                                                   --   12,029,555
   2004                                                                                   --    2,080,786
   2005                                                                              765,609           --
---------------------------------------------------------------------------------------------------------
Total                                                                               $765,609  $21,335,304
=========================================================================================================

5. Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 1998, were as follows:

                                                                                     Premier      Insured
                                                           Insured      Insured      Insured      Premium
                                                           Quality  Opportunity       Income     Income 2
Gross unrealized:
   appreciation                                        $57,153,823 $137,970,763  $35,403,755  $33,284,112
   depreciation                                           (748,246)    (794,018)     (67,990)    (837,527)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation                            $56,405,577 $137,176,745  $35,335,765  $32,446,585
=========================================================================================================

6. Management Fee and Other Transactions with Affiliates
Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:

Average Daily Net Asset Value                                                                 Management Fee
------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                       .6500 of 1%
For the next $125 million                                                                        .6375 of 1
For the next $250 million                                                                        .6250 of 1
For the next $500 million                                                                        .6125 of 1
For the next $1 billion                                                                          .6000 of 1
For net assets over $2 billion                                                                   .5875 of 1
============================================================================================================

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. Composition of Net Assets At April 30, 1998, net assets consisted of:

                                                                                           Premier       Insured
                                                             Insured         Insured       Insured       Premium
                                                             Quality     Opportunity        Income      Income 2
Preferred shares, $25,000 stated value per share,
   at liquidation value                                 $260,000,000  $  600,000,000  $140,000,000  $268,900,000
Common shares, $.01 par value per share                      376,360         802,907       191,882       372,390
Paid-in surplus                                          524,671,492   1,116,100,183   266,053,770   489,883,197
Balance of undistributed net investment income               384,590       1,252,580       395,832     1,160,106
Accumulated net realized gain (loss) from
   investment transactions                                 5,425,167       3,351,848        40,282   (16,962,080)
Net unrealized appreciation of investments                56,405,577     137,176,745    35,335,765    32,446,585
----------------------------------------------------------------------------------------------------------------
Net assets                                              $847,263,186  $1,858,684,263  $442,017,531  $775,800,198
================================================================================================================

Authorized shares:
   Common                                                200,000,000     200,000,000   200,000,000     Unlimited
   Preferred                                               1,000,000       1,000,000     1,000,000     Unlimited
================================================================================================================

8. Investment Composition
At April 30, 1998, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                                                                     Premier      Insured
                                                           Insured      Insured      Insured      Premium
                                                           Quality  Opportunity       Income     Income 2
Education and Civic Organizations                              2%           1%            1%          1%
Health Care                                                   21           15            13           7
Housing/Multi Family                                           4            3             6          10
Housing/Single Family                                         14           13             5           6
Tax Obligation/General                                         6            4             6          20
Tax Obligation/Limited                                         8            6            10          11
Transportation                                                 5            5             3           8
U.S. Guaranteed                                               24           33            39          19
Utilities                                                     15           15            16          15
Water and Sewer                                                1            5             1           3
-------------------------------------------------------------------------------------------------------
                                                             100%         100%         100%         100%
=======================================================================================================

All of the long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. government or U.S. government agency securities, both of which ensure the timely payment of principal and interest in the event of default. Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

          Financial Highlights
          (Unaudited)
          Selected data for a Common share outstanding throughout each period is as follows:
                                     Investment Operations                              Less Distributions
                                                                    Net          Net
                                                 Net Realized/      Investment   Investment     Capital       Capital
                        Beginning    Net         Unrealized         Income       Income         Gains         Gains
                        Net Asset    Investment  Investment         To Common    To Preferred   To Common     To Preferred
                        Value        Income      Gain (Loss) Total  Shareholders Shareholders+  Shareholders  Shareholders+ Total
Insured Quality
Six Months Ended
          4/30/98       $15.68       $ .60       $ (.06)     $ .54  $ (.48)      $(.13)         $(.01)        $  --          $ (.62)
Year Ended 10/31:
          1997           15.50        1.22          .28       1.50    (.98)       (.25)          (.07)         (.02)          (1.32)
          1996           15.79        1.24         (.12)      1.12    (.98)       (.25)          (.14)         (.04)          (1.41)
          1995           14.50        1.27         1.32       2.59   (1.01)       (.29)            --            --           (1.30)
          1994           16.58        1.27        (2.04)      (.77)  (1.04)       (.26)          (.01)           --           (1.31)
          1993           15.11        1.32         1.57       2.89   (1.19)       (.21)          (.02)           --           (1.42)
Insured Opportunity
Six Months Ended
          4/30/98        15.78         .61         (.09)       .52    (.49)       (.13)            --            --            (.62)
Year Ended 10/31:
          1997           15.54        1.23          .28       1.51    (.98)       (.26)          (.02)         (.01)          (1.27)
          1996           15.60        1.24          .02       1.26    (.98)       (.26)          (.06)         (.02)          (1.32)
          1995           14.04        1.25         1.60       2.85    (.98)       (.31)            --            --           (1.29)
          1994           16.24        1.24        (2.18)      (.94)  (1.00)       (.25)          (.01)           --           (1.26)
          1993           14.40        1.24         1.90       3.14   (1.04)       (.23)          (.02)         (.01)          (1.30)
Premier Insured Income
Six Months Ended
          4/30/98        15.84         .59         (.07)       .52    (.47)       (.12)          (.02)         (.01)           (.62)
Year Ended 10/31:
          1997           15.49        1.19          .36       1.55    (.94)       (.26)            --            --           (1.20)
          1996           15.53        1.19         (.03)      1.16    (.94)       (.26)            --            --           (1.20)
          1995           14.05        1.20         1.51       2.71    (.94)       (.29)            --            --           (1.23)
          1994           16.28        1.19        (2.21)     (1.02)   (.96)       (.25)            --            --           (1.21)
          1993           14.03        1.20         2.24       3.44    (.98)       (.21)            --            --           (1.19)
Insured Premium
 Income 2
Six Months Ended
          4/30/98        13.60         .47          .03        .50    (.37)       (.12)            --            --            (.49)
Year Ended 10/31:
          1997           13.04        1.00          .54       1.54    (.73)       (.25)            --            --            (.98)
          1996           13.03         .99           --        .99    (.71)       (.27)            --            --            (.98)
          1995           10.99        1.00         2.08       3.08    (.75)       (.29)            --            --           (1.04)
          1994           14.29         .98        (3.16)     (2.18)   (.78)       (.20)            --            --            (.98)
7/22/93 to
          10/31/93       14.05         .11          .23        .34    (.06)         --             --            --            (.06)
                                                                     Total Returns
                         Organization and
                       Offering Costs and
                          Preferred Share       Ending
                             Underwriting    Net Asset     Ending         Based on          Based on Net
                                Discounts        Value     Market Value   Market Value**    Asset Value**
Insured Quality
Six Months Ended
          4/30/98                    $ --       $15.60        $15.4375            1.84%       2.59%
Year Ended 10/31:
          1997                         --        15.68         15.6250           10.57        8.22
          1996                         --        15.50         15.1250            8.54        5.49
          1995                         --        15.79         15.0000           22.62       16.43
          1994                         --        14.50         13.1250          (19.13)      (6.43)
          1993                         --        16.58         17.3750           22.55       18.34
Insured Opportunity
Six Months Ended
          4/30/98                      --        15.68         15.9375            4.30        2.49
Year Ended 10/31:
          1997                         --        15.78         15.7500           10.18        8.32
          1996                         --        15.54         15.2500            9.77        6.50
          1995                         --        15.60         14.8750           22.78       18.74
          1994                         --        14.04         13.0000          (13.60)      (7.59)
          1993                         --        16.24         16.1250           23.41       20.75
Premier Insured Income
Six Months Ended
          4/30/98                      --        15.74         15.6250            2.68        2.46
Year Ended 10/31:
          1997                         --        15.84         15.6875           12.09        8.56
          1996                         --        15.49         14.8750            9.23        5.93
          1995                         --        15.53         14.5000           24.14       17.73
          1994                         --        14.05         12.5000          (14.53)      (8.06)
          1993                         --        16.28         15.6250           19.03       23.67
Insured Premium Income 2
Six Months Ended
          4/30/98                      --        13.61         12.6250            4.42        2.79
Year Ended 10/31:
          1997                         --        13.60         12.4375           15.45       10.15
          1996                         --        13.04         11.4380            6.95        5.70
          1995                         --        13.03         11.3750           23.46       26.20
          1994                       (.14)       10.99          9.8750          (23.99)     (18.24)
7/22/93 to
          10/31/93                   (.04)       14.29         13.8750           (7.08)       2.16
                                         Ratios/Supplemental Data
                                                        Ratio of Net
                                         Ratio of       Investment
                         Ending          Expenses to    Income to     Portfolio
                         Net Assets      Average        Average       Turnover
                         (000)           Net Assets++   Net Assets++  Rate
Insured Quality
Six Months Ended
          4/30/98        $  847,263      .78%*          5.31%*        11%
Year Ended 10/31:
          1997              848,362      .79            5.44           8
          1996              839,304      .80            5.50          33
          1995              849,583      .81            5.73          30
          1994              801,482      .82            5.64          22
          1993              876,821      .80            5.76           7
Insured Opportunity
Six Months Ended
          4/30/98         1,858,684      .77*           5.26*          7
Year Ended 10/31:
          1997            1,861,771      .78            5.34           8
          1996            1,837,731      .78            5.38          18
          1995            1,841,780      .79            5.59          16
          1994            1,717,023      .79            5.44          20
          1993            1,892,814      .81            5.36           5
Premier Insured Income
Six Months Ended
          4/30/98           442,018      .79*           5.09*          5
Year Ended 10/31:
          1997              443,173      .80            5.18           4
          1996              436,134      .80            5.22           3
          1995              436,920      .81            5.40           5
          1994              408,690      .81            5.30           4
          1993              451,289      .81            5.31           9
Insured Premium Income 2
Six Months Ended
          4/30/98           775,800      .79*           4.60*         14
Year Ended 10/31:
          1997              775,213      .80            4.89          37
          1996              754,329      .86            4.78          32
          1995              427,908      .83            5.07          30
          1994              385,692      .83            4.83          25
7/22/93 to
          10/31/93          295,074      .86*           3.16*         --

*  Annualized.

** Total Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

+  The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders.

Building Better Portfolios with Nuveen

Nuveen Family of Mutual Funds
Nuveen offers a variety of funds designed to help you reach your financial goals.

Growth Funds
Nuveen Rittenhouse
Growth Fund

Growth and
Income Funds
European Value Fund

Growth and
Income Stock Fund

Balanced Municipal
and Stock Fund

Balanced Stock
and Bond Fund

Municipal
Bond Funds

National Funds
Long-Term
Insured
Intermediate-Term
Limited Term

State Funds
Alabama
Arizona
California
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky
Louisiana
Maryland
Massachusetts
Michigan
Missouri
New Jersey
New Mexico
New York
North Carolina
Ohio
Pennsylvania
South Carolina
Tennessee
Virginia
Wisconsin



Reducing the impact of taxes and moderating risk are important goals for many risk-sensitive investors seeking to build better portfolios. For these investors, a tax-efficient, risk-resistant investment portfolio often forms the foundation of a carefully crafted financial plan for building and sustaining wealth. Nuveen is committed to providing investors and their financial advisers with a range of products and investment tools to help build better portfolios.

EXCHANGE-TRADED FUNDS
Nuveen Exchange-Traded Funds offer investors actively managed portfolios of investment-grade quality municipal bonds. The fund shares are listed and traded on the New York and American stock exchanges. Exchange-traded funds provide the investment convenience, price visibility and liquidity of common stocks.

MUTUAL FUNDS
Nuveen Mutual Funds offer investors access to the Nuveen family of Premier Advisers(sm), including Nuveen Advisory Corp., Institutional Capital Corp. and Rittenhouse Financial Services. Our equity, balanced and income funds seek to provide consistent performance, time-tested strategies to reduce risk and experienced, professional management.

PRIVATE ASSET MANAGEMENT
Rittenhouse Financial Services and Nuveen Asset Management offer comprehen-sive, customized investment management solutions to investors with assets of $250,000 or more to invest. A range of actively managed growth, balanced and municipal income-oriented portfolios are available, all based upon a disciplined investment philosophy.

UNIT TRUSTS
Nuveen Unit Trusts are fixed portfolios of quality securities that are a convenient, attractive alternative to purchasing individual securities. They provide low-cost diversification to reduce risk, experienced, professional security selection and surveillance and daily liquidity at that day's net asset value for quick access to your assets.

MUNIPREFERRED(R)
Nuveen MuniPreferred offers investors a AAA-rated investment with an attractive tax-free yield for the cash reserves portion of an investment portfolio. MuniPreferred shares are backed 2-to-1 by the long-term portfolios of Nuveen dual-class exchange-traded funds and are available for national as well as a wide variety of state-specific portfolios.

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


Custodian, Transfer Agent
and Shareholder Services
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413
(800) 257-8787

Legal Counsel
Fried, Frank, Harris,
Shriver & Jacobson
Washington, D.C.

Independent Auditors
Ernst & Young LLP
Chicago, IL

Year 2000
The concern that computer systems may have problems processing date-related information in the year 2000 and beyond has challenged businesses and organizations to review thoroughly all aspects of their operations. We have undertaken just such an approach at Nuveen in preparation for the new millennium. Over the last 10 years, our trading, fund management and pricing systems at Nuveen - the systems that directly effect our investors and their financial advisers - have been updated or replaced to address the Year 2000 concerns. We continue to work closely with our transfer agent, custodian and other service partners to monitor readiness and address other remaining systems issues. Our initial testing indicates we are on schedule and we have targeted year-end 1998 to complete verification of vendor compliance and service partner readiness. However, we can give no complete assurance at this time that the steps we have taken will be sufficient to prevent any problems that would impact the Nuveen Exchange-Traded Funds.

Each fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended April 30, 1998. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors for Generations

Photo of: John Nuveen, Sr.



Since our founding in 1898, John Nuveen &Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for risk-sensitive individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies focused on providing consistent, attractive performance over time - with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

Whether your focus is long-term growth, dependable current income or sustaining accumulated wealth, Nuveen offers a wide variety of products and services to help meet your unique circumstances and financial planning needs. Our equity, balanced, and income funds, along with our unit trusts and private asset management, can form the foundation of a tax-efficient and risk-resistant portfolio.

Talk with your financial adviser to learn more about how Nuveen investment products and services can help you build and sustain your long-term financial security. Or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.


Graphic:
NUVEEN
1898  1998
OUR SECOND CENTURY
helping investors sustain the wealth of a lifetime.(sm)
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

www.nuveen.com



                                                                      FSA-4.4.98